Swan Defined Risk Fund

Class A Shares SDRAX
Class C Shares SDRCX
Class I Shares SDRIX

Swan Defined Risk Emerging Markets Fund

Class A Shares SDFAX
Class C Shares SDFCX
Class I Shares SDFIX

Swan Defined Risk Foreign Fund

(formerly Swan Defined Risk Foreign Developed Fund)

Class A Shares SDJAX
Class C Shares SDJCX
Class I Shares SDJIX

Swan Defined Risk U.S. Small Cap Fund

Class A Shares SDCAX
Class C Shares SDCCX
Class I Shares SDCIX

Swan Defined Risk Growth Fund

Class A Shares SDAAX
Class C Shares SDACX
Class I Shares SDAIX

Each a series of Northern Lights Fund Trust III

PROSPECTUS

October 27, 2020 as supplemented July 1, 2021

Adviser:

swandefinedriskfunds.com	1-877-896-2590

This Prospectus provides important information about the Funds that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARY – SWAN DEFINED RISK FUND	1
Investment Objective	1
Fees and Expenses of the Fund	1
Principal Investment Strategies	2
Principal Investment Risks	3
Performance	4
Investment Adviser	5
Sub-Adviser	5
Portfolio Managers	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5

FUND SUMMARY – SWAN DEFINED RISK EMERGING MARKETS FUND	6
Investment Objective	6
Fees and Expenses of the Fund	6
Principal Investment Strategies	7
Principal Investment Risks	8
Performance	10
Investment Adviser	11
Sub-Adviser	11
Portfolio Managers	11
Purchase and Sale of Fund Shares	11
Tax Information	11
Payments to Broker-Dealers and Other Financial Intermediaries	11

FUND SUMMARY – SWAN DEFINED RISK FOREIGN FUND	12
Investment Objective	12
Fees and Expenses of the Fund	12
Principal Investment Risks	12
Performance	15
Investment Adviser	17
Sub-Adviser	17
Portfolio Managers	17
Purchase and Sale of Fund Shares	17
Tax Information	17
Payments to Broker-Dealers and Other Financial Intermediaries	17

FUND SUMMARY – SWAN DEFINED RISK U.S. SMALL CAP FUND	18
Investment Objective	18
Fees and Expenses of the Fund	18
Principal Investment Strategies	19
Principal Investment Risks	20
Performance	21
Investment Adviser	22
Sub-Adviser	22
Portfolio Managers	22
Purchase and Sale of Fund Shares	22
Tax Information	22
Payments to Broker-Dealers and Other Financial Intermediaries	22

FUND SUMMARY – SWAN DEFINED RISK GROWTH FUND	23
Investment Objective	23
Fees and Expenses of the Fund	23
Principal Investment Strategies	24
Principal Investment Risks	25
Performance	26
Investment Adviser	27
Sub-Adviser	27
Portfolio Managers	27
Purchase and Sale of Fund Shares	27
Tax Information	27
Payments to Broker-Dealers and Other Financial Intermediaries	27

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	28
Investment Objective	28
Principal Investment Strategies	28
Principal Investment Risks	36
Temporary Investments	39
Portfolio Holdings Disclosure	39
Cybersecurity	39

MANAGEMENT	40
Investment Adviser	40
Sub-Adviser	40
Portfolio Managers	41
Prior Performance of Similar Accounts to the Swan Defined Risk Fund	41

HOW SHARES ARE PRICED	44

HOW TO PURCHASE SHARES	45

HOW TO REDEEM SHARES	49

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	51

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	52

DISTRIBUTION OF SHARES	53
Distributor	53
Distribution Fees	53
Additional Compensation to Financial Intermediaries	53
Householding	53

FINANCIAL HIGHLIGHTS	54

PRIVACY NOTICE	69

APPENDIX A: INTERMEDIARY-SPECIFIC SALES CHARGE WAIVERS AND DISCOUNTS	A-1

FUND SUMMARY – SWAN DEFINED RISK FUND

Investment Objective: The Fund seeks long term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 45 of the Fund’s Prospectus. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to the Prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.17%	0.17%	0.17%
Acquired Fund Fees and Expenses(1)	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses	1.54%	2.29%	1.29%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds (“ETFs”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the caps through the expiration date of the current expense limitation agreement, October 31, 2021, and not thereafter.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$698	$1,010	$1,343	$2,284
C	$232	$715	$1,225	$2,626
I	$131	$409	$708	$1,556

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

1

Principal Investment Strategies:

Using the sub-adviser’s proprietary Defined Risk Strategy (“DRS”) to select the Fund’s investments, the Fund seeks to achieve its investment objective by investing directly, or indirectly through exchange-traded funds (“ETFs”), in:

•	equity securities that are represented in the S&P 500 Index,

•	exchange-traded long-term put options on the S&P 500 Index for hedging purposes, and

•	buying and selling exchange-traded put and call options on various equity indices to generate additional returns.

The DRS seeks to provide risk-managed growth of capital by matching or exceeding the long-term performance of the stock market while seeking to minimize the traditional losses incurred during bear markets. The Fund invests primarily in equity securities of large capitalization (over $10 billion) US companies directly or through ETFs. The sub-adviser executes ETF trades through an exchange rather than trading directly with a fund.

The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction. Using DRS, the sub-adviser seeks to “define risk” by seeking to protect against large losses by hedging equity ETFs through investments in protective long-term S&P 500 Index put options. Additionally, the sub-adviser seeks to increase returns by buying and selling call and put options on several indices using hedging strategies. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option.

Defined Risk Strategy

The DRS was created in 1997 by Randy Swan, President of the adviser and sub-adviser. The objective of the DRS is to provide risk-managed growth of capital by offering a strategy that seeks to match or exceed the long-term performance of the stock market without the traditional losses incurred during bear markets. The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult and that asset allocation is limited in its risk reduction properties.

Hedging Process

The sub-adviser applies a put hedging strategy to hedge the Fund’s equity exposure. The Fund invests in long-term put options (referred to as paying a premium) that give the Fund the right to sell a security or index at a set (strike) price or sell the long-term put option on an option exchange. The put strategy is executed using exchange-traded S&P 500 Index put options to hedge the portfolio and to reduce volatility. The put strategy seeks to limit downside loss. Generally, S&P 500 Index put options have an inverse relationship to the S&P 500 Index and its sector-specific constituents.

Option Writing

To generate additional returns, the sub-adviser buys and sells short-term (generally 1-3 month) (i) put and call options on equity indices, such as the S&P 500, Sector SDPR and Russell 2000, (ii) ETFs and (iii) futures on a regular basis. Additionally, the sub-adviser will regularly engage in various spread option strategies. Spread option strategies involve, for example, selling a 1-month call option while buying a 2-month call option. Each option strategy includes a hedging element so that the Fund is not exposed to significant losses on written options. Long-term protective put options are typically traded annually to protect capital and/or allow for profit potential, by re-establishing a current-market strike price which depends on whether or not the market has increased or decreased.

Turnover

The sub-adviser intends on having very little portfolio turnover since most of the ETF portfolio is held indefinitely. Written options are bought back when the sub-adviser believes they present an unfavorable risk and reward profile. Purchased options are sold when the sub-adviser believes they present an unfavorable risk and reward profile or when more attractive investments are available.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance. The following risks may apply to the Fund’s direct investments as well as the Fund’s indirect risks through investing in ETFs.

●	Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

●	ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF. The market value of ETF shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to NAV.
o	Index-Related Risk: The ETFs in which the Fund invests are subject to the risks associated with changes to the index the ETFs are designed to track.
o	Passive Investment Risk: The ETFs in which the Fund invests may be affected by a general decline in market segments related to the index the ETFs are designed to track.
o	Tracking Error Risk: Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the index they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

●	Large Capitalization Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

●	Management Risk: The sub-adviser’s dependence on its DRS process and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. There is no guarantee that the sub-adviser’s DRS will reduce market risk in all market conditions.

●	Option Risk: Purchased put options may expire worthless and may have imperfect correlation to the value of the Fund’s sector based investments. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

●	Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

●	Small Capitalization Risk: To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Smaller-sized companies may experience higher failure rates than do larger companies.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table illustrates how the Fund’s average annual total returns over time compare with two domestic broad-based market indices. A blend of both broad-based indices is also provided as the adviser believes it illustrates a closer representation of the Fund’s portfolio composition. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information is available at no cost by visiting swandefinedriskfunds.com or by calling 1-877-896-2590.

Effective October 28, 2019, the Fund’s investment objective has changed. The performance prior to that date reflects the previous investment objective of the Fund.

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	3/31/2019	6.98%
Worst Quarter:	12/31/2018	(10.29)%

The year-to-date return as of the most recent calendar quarter, which ended September 30, 2020, was (1.99)%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2019)

	One Year	Five Years	Since Inception(1)	Since Inception(2)
Class I shares
Return before taxes	12.75%	3.03%	4.73%	N/A
Return after taxes on distributions	12.20%	2.74%	4.45%	N/A
Return after taxes on distributions and sale of Fund shares	7.55%	2.28%	3.66%	N/A
Class A shares
Return before taxes	6.26%	1.61%	3.68%	N/A
Class C shares
Return before taxes	11.67%	2.01%	N/A	3.61%
S&P 500 Total Return Index(3) (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	14.45%	14.03%
Bloomberg Barclays Capital U.S. Aggregate Bond Index(4) (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	2.63%	2.70%
Swan Defined Risk Fund Blended Index(5) (reflects no deduction for fees, expenses or taxes)	22.18%	8.37%	9.75%	9.55%

(1)	The Fund’s Class I shares and Class A shares commenced operations on July 30, 2012.

(2)	The Fund’s Class C shares commenced operations on October 18, 2012.

(3)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

(4)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

(5)	The Swan Defined Risk Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.
4

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

Investment Adviser: Swan Capital Management, LLC (the “Adviser”)

Sub-Adviser: Swan Global Management, LLC (the “Sub-Adviser”)

Portfolio Managers: Randy Swan, President of the Adviser and Sub-Adviser, has served the Fund as its Lead Portfolio Manager since it commenced operations in 2012. Robert Swan, Portfolio Manager and Chief Operating Officer of the Adviser and Sub-Adviser, has served the Fund as a Portfolio Manager since 2016. Micah Wakefield, CAIA, Managing Director of Research and Product Development and Portfolio Manager of the Sub-Adviser, has served the Fund as a Portfolio Manager since 2018. Chris Hausman, CMT, Managing Director of Risk and Portfolio Manager of the Sub-Adviser, has served the Fund as a Portfolio Manager since 2018. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$500	$100
C	$2,500	$1,000	$500	$100
I	$100,000	$100,000	$500	$500

The Fund reserves the right to waive any minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information: Dividends and capital gain distributions, you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

FUND SUMMARY – SWAN DEFINED RISK EMERGING MARKETS FUND

Investment Objective: The Fund seeks long term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 45 of the Fund’s Prospectus. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to the Prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.68%	0.68%	0.68%
Acquired Fund Fees and Expenses(1)	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	2.28%	3.03%	2.03%
Fee Waiver and Expense Reimbursement(2)	(0.28)%	(0.28)%	(0.28)%
Total Annual Fund Operating Expenses After Fee Waiver	2.00%	2.75%	1.75%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds (“ETFs”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(2)	Swan Capital Management, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2021 so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.65%, 2.40% and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the caps through the expiration date of the current expense limitation agreement, October 31, 2021, and not thereafter.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$742	$1,198	$1,679	$3,001
C	$278	$910	$1,567	$3,326
I	$178	$610	$1,067	$2,336
6

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies:

Using the sub-adviser’s proprietary Defined Risk Strategy (“DRS”) to select the Fund’s investments, the Fund seeks to achieve its investment objective by investing directly, or indirectly through exchange-traded funds (“ETFs”), in:

●	foreign (including emerging markets) equity securities, including American depository receipts (“ADRs”), of any market capitalization,

●	exchange-traded long-term put options on U.S. exchanges for hedging purposes, and

●	buying and selling exchange-traded put and call options on various ETFs and foreign equity indices to generate additional returns.

The DRS seeks to provide risk-managed growth of capital by matching or exceeding the long-term performance of the stock market while seeking to minimize the traditional losses incurred during bear markets. Under normal market conditions, the Fund will invest at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities economically tied to emerging markets. Securities considered to be economically tied to emerging market countries include, without limitation: (1) an issuer organized under the laws of or maintaining a principal office or principal place(s) of business in one or more emerging markets; (2) an issuer of securities that are principally traded in one or more emerging markets; (3) an issuer that derives or is currently expected to derive 50% or more of its total sales, revenues, profits, earnings, growth, or another measure of economic activity from, the production or sale of goods or performance of services or making of investments or other economic activity in, one or more emerging markets, or that maintains or is currently expected to maintain 50% or more of its employees, assets, investments, operations, or other business activity in one or more emerging markets; (4) a governmental or quasi-governmental entity of an emerging market; (5) any other issuer that the sub-adviser believes may expose the fund’s assets to the economic fortunes and risks of emerging markets or (6) options on securities of any of the above described issuers. The sub-adviser may consider an issuer to be economically tied to emerging markets even though it may be based in a developed market such as the United States. Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S. Emerging market countries are those represented in the MSCI Emerging Markets Index. Representative emerging market countries are China (Asia), Brazil (South America), Russia (Europe and Asia), India (Asia) and/or Taiwan (Asia).

The sub-adviser executes ETF trades through an exchange rather than trading directly with a fund. The ETFs in which the Fund will invest may also invest in small and medium capitalization companies.

The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction. Using DRS, the sub-adviser seeks to “define risk” by seeking to protect against large losses by hedging the equity securities in the Fund’s portfolio through investments in protective long-term index or ETF put options. Additionally, the sub-adviser seeks to increase returns by buying and selling call and put options on several ETFs or indices using hedging strategies. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option.

Defined Risk Strategy

The DRS was created in 1997 by Randy Swan, President of the adviser and sub-adviser. The objective of the DRS is to provide risk-managed growth of capital by offering a strategy that seeks to match or exceed the long-term performance of the stock market without the traditional losses incurred during bear markets. The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult and that asset allocation is limited in its risk reduction properties.

7

Hedging Process

The sub-adviser applies a put hedging strategy to hedge the Fund’s equity exposure. The Fund invests in long-term put options (referred to as paying a premium) that gives the Fund the right to sell a security or index at a set (strike) price or sell the long-term put option on an option exchange. The put strategy is executed using exchange-traded index and ETF put options to hedge the portfolio and to reduce volatility. The put strategy seeks to limit downside loss. Generally, index and ETF put options have an inverse relationship to the applicable underlying index or security.

Option Writing

To generate additional returns, the sub-adviser buys and sells short-term (generally 1-3 month) put and call options on (i) ETFs, (ii) foreign equity indices, (iii) foreign equity securities, and (iv) futures on a regular basis. Additionally, the sub-adviser will regularly engage in various spread option strategies. Spread option strategies involve, for example, selling a 1-month call option while buying a 2-month call option.

Rebalancing

The sub-adviser may rebalance the portfolio to avoid excessive exposure to one economic sector or foreign country/region. Long-term protective put options are typically traded annually to protect capital and/or allow for profit potential, by re-establishing a current-market strike price which depends on whether or not the market has increased or decreased.

The sub-adviser intends on having very little portfolio turnover since most of the equity portfolio will be held indefinitely. Written options are bought back when the sub-adviser believes they present an unfavorable risk and reward profile. Purchased options are sold when the sub-adviser believes they present an unfavorable risk and reward profile or when more attractive investments are available.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance. The following risks may apply to the Fund’s direct investments as well as the Fund’s indirect risks through investing in ETFs.

●	ADRs Risk: ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities that are not passed through.

●	Currency Risk: If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

●	Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. There may also be less reliable or publicly-available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund’s investment strategy. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies.
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●	ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF. The market value of ETF shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to NAV.

o	Index-Related Risk: The ETFs in which the Fund invests are subject to the risks associated with changes to the index the ETFs are designed to track.

o	Passive Investment Risk: The ETFs in which the Fund invests may be affected by a general decline in market segments related to the index the ETFs are designed to track.

o	Tracking Error Risk: Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the index they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

●	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

●	Management Risk: The sub-adviser’s dependence on its DRS process and judgments about the attractiveness, value and potential appreciation of particular securities, ETFs and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. There is no guarantee that the sub-adviser’s DRS will reduce market risk in all market conditions.

●	Option Risk: Purchased put options may decline in value or expire worthless and may have imperfect correlation to the value of the Fund’s portfolio securities. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
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Performance:

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table illustrates how the Fund’s average annual total returns over time compare with two domestic broad-based market indices. A blend of both broad-based indices is also provided as the adviser believes it illustrates a closer representation of the Fund’s portfolio composition.

You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information is available at no cost by visiting swandefinedriskfunds.com or by calling 1-877-896-2590.

Effective October 28, 2019, the Fund’s investment objective has changed. The below performance prior to that date reflects the previous investment objective of the Fund.

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	12/31/2019	7.18%
Worst Quarter:	9/30/2015	(10.89)%

The year-to-date return as of the most recent calendar quarter, which ended September 30, 2020, was (2.86)%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2019)

	One Year	Five Years	Since Inception (12-30-14)
Class I shares
Return before taxes	4.17%	1.24%	1.21%
Return after taxes on distributions	1.94%	0.44%	0.42%
Return after taxes on distributions and sale of Fund shares	2.66%	0.70%	0.68%
Class A shares
Return before taxes	(1.84)%	(0.14)%	(0.15)%
Class C shares
Return before taxes	3.10%	0.25%	0.23%
MSCI Emerging Markets Index(1) (reflects no deduction for fees, expenses or taxes)	18.88%	6.01%	6.04%
Bloomberg Barclays Capital U.S. Aggregate Bond Index(2) (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.06%
Swan Defined Risk Emerging Markets Fund Blended Index (3) (reflects no deduction for fees, expenses or taxes)	15.12%	5.12%	5.15%

(1)	The MSCI Emerging Markets Index captures large and mid cap representation across 26 Emerging Markets (EM) countries. With 1,100 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

(2)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

(3)	The Swan Defined Risk Emerging Markets Fund Blended Index is a composite of 60% MSCI Emerging Markets Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond index.
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After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

Investment Adviser: Swan Capital Management, LLC (the “Adviser”)

Sub-Adviser: Swan Global Management, LLC (the “Sub-Adviser”)

Portfolio Managers: Randy Swan, President of the Adviser and Sub-Adviser, has served the Fund as its Lead Portfolio Manager since it commenced operations in 2014. Robert Swan, Portfolio Manager and Chief Operating Officer of the Adviser and Sub-Adviser, has served the Fund as a Portfolio Manager since 2016. Micah Wakefield, CAIA, Managing Director of Research and Product Development and Portfolio Manager of the Sub-Adviser, has served the Fund as a Portfolio Manager since 2018. Chris Hausman, CMT, Managing Director of Risk and Portfolio Manager of the Sub-Adviser, has served the Fund as a Portfolio Manager since 2018. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$500	$100
C	$2,500	$1,000	$500	$100
I	$100,000	$100,000	$500	$500

The Fund reserves the right to waive any investment minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY – SWAN DEFINED RISK FOREIGN FUND

(formerly Swan Defined Risk Foreign Developed Fund)

Investment Objective: The Fund seeks long term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 45 of the Fund’s Prospectus. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to the Prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.87%	0.87%	0.87%
Interest Expense	0.20%	0.20%	0.20%
Remaining Other Expenses	0.67%	0.67%	0.67%
Acquired Fund Fees and Expenses(1)	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	2.42%	3.17%	2.17%
Fee Waiver and Expense Reimbursement(2)	(0.27)%	(0.27)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waiver	2.15%	2.90%	1.90%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds (“ETFs”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(2)	Swan Capital Management LLC, (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2021 so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.65%, 2.40% and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the caps through the expiration date of the current expense limitation agreement, October 31, 2021, and not thereafter.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$756	$1,239	$1,747	$3,135
C	$293	$952	$1,636	$3,457
I	$193	$653	$1,140	$2,482

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

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Principal Investment Strategies:

Using the sub-adviser’s proprietary Defined Risk Strategy (“DRS”) to select the Fund’s investments, the Fund seeks to achieve its investment objective by primarily investing directly, or indirectly through exchange-traded funds (“ETFs”), in:

•	foreign (including emerging markets) equity securities, including American Depository Receipts (“ADRs”), of any market capitalization,

•	exchange-traded long-term put options on U.S. exchanges for hedging purposes, and

•	buying and selling exchange-traded put and call options on various ETFs and foreign equity indices to generate additional returns.

The DRS seeks to provide risk-managed growth of capital by matching or exceeding the long-term performance of the stock market while seeking to minimize the traditional losses incurred during bear markets. Under normal market conditions, the Fund will invest at least 65% of its assets (defined as net assets plus any borrowing for investment purposes) in securities economically tied to foreign developed markets and at least 15% of its assets in securities tied to emerging markets.  Foreign developed market countries are those represented by the MSCI EAFE Index. Emerging market countries are those represented in the MSCI Emerging Markets Index.

The sub-adviser executes ETF trades through an exchange rather than trading directly with a fund.

The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction. Using DRS, the sub-adviser seeks to “define risk” by seeking to protect against large losses by hedging the equity securities in the Fund’s portfolio through investments in index or ETF put options. Additionally, the sub-adviser seeks to increase returns by buying and selling call and put options on several ETFs or indices using hedging strategies. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option.

Defined Risk Strategy

The DRS was created in 1997 by Randy Swan, President of the adviser and sub-adviser. The objective of the DRS is to provide risk-managed growth of capital by offering a strategy that seeks to match or exceed the long-term performance of the stock market while seeking to minimize the traditional losses incurred during foreign bear markets. The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult and that asset allocation is limited in its risk reduction properties.

Hedging Process

The sub-adviser applies a put hedging strategy to hedge the Fund’s equity exposure. The Fund invests in long-term put options (referred to as paying a premium) that gives the Fund the right to sell a security or index at a set (strike) price or sell the long-term put option on an option exchange. The put strategy is executed using exchange-traded index and ETF put options to hedge the portfolio and to reduce volatility. The put strategy seeks to limit downside loss. Generally, index and ETF put options have an inverse relationship to the applicable underlying index or security.

Option Writing

To generate additional returns, the sub-adviser buys and sells short-term (generally 1-3 month) put and call options on (i) ETFs, (ii) foreign equity indices, (iii) foreign equity securities, and (iv) futures on a regular basis. Additionally, the sub-adviser will regularly engage in various spread option strategies. Spread option strategies involve, for example, selling a 1-month call option while buying a 2-month call option.

Rebalancing

The sub-adviser may rebalance the portfolio to avoid excessive exposure to one economic sector or foreign country/region. Long-term protective put options are typically traded annually to protect capital and/or allow for profit potential by re-establishing a current-market strike price which depends on whether or not the market has increased or decreased.

As discussed further below the sub-adviser intends on having very little portfolio turnover since most of the ETF portfolio will be held indefinitely. Written options are bought back when the sub-adviser believes they present an unfavorable risk and reward profile. Purchased options are sold when the sub-adviser believes they present an unfavorable risk and reward profile or when more attractive investments are available.

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Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance. The following risks may apply to the Fund’s direct investments as well as the Fund’s indirect risks through investing in ETFs.

•	ADRs Risk: ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities that are not passed through.

•	Currency Risk: If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

•	Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. There may also be less reliable or publicly-available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund’s investment strategy. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies.

•	ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF. The market value of ETF shares may differ from their net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to NAV.

o	Index-Related Risk: The ETFs in which the Fund invests are subject to the risks associated with changes to the index the ETFs are designed to track.

o	Passive Investment Risk: The ETFs in which the Fund invests may be affected by a general decline in market segments related to the index the ETFs are designed to track.

o	Tracking Error Risk: Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the index they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

•	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

•	Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses. Written option positions expose the Fund to potential losses many times the option premium received.

•	Management Risk: The sub-adviser’s dependence on its DRS process and judgments about the attractiveness, value and potential appreciation of particular securities, ETFs and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.
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•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

•	Option Risk: Purchased put options may expire worthless and may have imperfect correlation to the value of the Fund’s sector ETFs. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

Performance:

The bar chart and performance table below show the variability of the Fund's returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table illustrates how the Fund’s average annual total returns over time compare with three domestic broad-based market indices. A blend of the broad-based indices is also provided as the adviser believes it illustrates a closer representation of the Fund’s portfolio composition. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information is available at no cost by visiting swandefinedriskfunds.com or by calling 1-877-896-2590.

Effective October 27, 2020, the Fund’s investment objective has changed. The below performance reflects the previous investment objective of the Fund.

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	12/31/2019	4.96%
Worst Quarter:	12/31/2018	(7.06)%

The year-to-date return as of the most recent calendar quarter, which ended September 30, 2020, was (1.19)%.

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Performance Table

Average Annual Total Returns

(For periods ended December 31, 2019)

	One Year	Since Inception (12-29-15)
Class I shares
Return before taxes	9.86%	2.96%
Return after taxes on distributions	7.70%	2.03%
Return after taxes on distributions and sale of Fund shares	5.84%	1.99%
Class A shares
Return before taxes	3.62%	1.28%
Class C shares
Return before taxes	8.71%	1.95%
MSCI EAFE Index(1) (reflects no deduction for fees, expenses or taxes)	22.66%	7.64%
MSCI ACWI Ex USA Index USD(2) (reflects no deduction for fees, expenses or taxes)	21.51%	8.24%
Bloomberg Barclays Capital U.S. Aggregate Bond Index(3) (reflects no deduction for fees, expenses or taxes)	8.72%	3.74%
Swan Defined Risk Foreign Fund Blended Index I(4) (reflects no deduction for fees, expenses or taxes)	17.12%	6.25%
Swan Defined Risk Foreign Fund Blended Index II(4) (reflects no deduction for fees, expenses or taxes)	16.50%	6.61%

(1)	The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(2)	The benchmark for the Swan Defined Risk Foreign Fund will be changed from the MSCI EAFE Index to the MSCI ACWI ex USA Index USD. This is to reflect the broadening of the Fund's mandate to incorporate both developed and emerging non-U.S. markets. The MSCI EAFE reflects the performance of 21 developed markets across Europe and Asia, whereas the MSCI ACWI ex USA Index USD includes 23 developed markets and 26 emerging markets. The MSCI ACWI ex USA Index USD captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the US) and 26 Emerging Markets countries. With 2,368 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

(3)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(4)	The Swan Defined Risk Foreign Fund Blended Index I is a composite of 60% MSCI EAFE Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index. The Swan Defined Risk Foreign Fund Blended Index II is a composite of 60% MSCI ACWI ex USA Index USD and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

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Investment Adviser: Swan Capital Management, LLC (the “Adviser”)

Sub-Adviser: Swan Global Management, LLC (the “Sub-Adviser”)

Portfolio Managers: Randy Swan, President of the Adviser and Sub-Adviser, has served the Fund as its Lead Portfolio Manager since it commenced operations in 2015. Robert Swan, Portfolio Manager and Chief Operating Officer of the Adviser and Sub-Adviser, has served the Fund as a Portfolio Manager since 2016. Micah Wakefield, CAIA, Managing Director of Research and Product Development and Portfolio Manager of the Sub-Adviser, has served the Fund as a Portfolio Manager since 2018. Chris Hausman, CMT, Managing Director of Risk and Portfolio Manager of the Sub-Adviser, has served the Fund as a Portfolio Manager since 2018. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$500	$100
C	$2,500	$1,000	$500	$100
I	$100,000	$100,000	$500	$500

The Fund reserves the right to waive any minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY – SWAN DEFINED RISK U.S. SMALL CAP FUND

Investment Objective: The Fund seeks long term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 45 of the Fund’s Prospectus. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to the Prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.74%	0.74%	0.74%
Interest Expense	0.08%	0.08%	0.08%
Remaining Other Expenses	0.66%	0.66%	0.66%
Acquired Fund Fees and Expenses(1)	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	2.17%	2.92%	1.92%
Fee Waiver and Expense Reimbursement(2)	(0.26)%	(0.26)%	(0.26)%
Total Annual Fund Operating Expenses After Fee Waiver	1.91%	2.66%	1.66%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds (“ETFs”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(2)	Swan Capital Management, LLC (“the Adviser”) has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2021 so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.65%, 2.40% and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the caps through the expiration date of the current expense limitation agreement, October 31, 2021, and not thereafter.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$733	$1,168	$1,628	$2,896
C	$269	$879	$1,515	$3,224
I	$169	$578	$1,013	$2,222

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

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Principal Investment Strategies:

Using the sub-adviser’s proprietary Defined Risk Strategy (“DRS”) to select the Fund’s investments, the Fund seeks to achieve its investment objective by investing directly, or indirectly through exchange-traded funds (“ETFs”), in:

●	equity securities of domestic small capitalization companies,

●	exchange-traded long-term put options on U.S. exchanges for hedging purposes, and

●	buying and selling exchange-traded put and call options on various ETFs, securities and equity indices to generate additional returns.

The DRS seeks to provide risk-managed growth of capital by matching or exceeding the long-term performance of the stock market while seeking to minimize the traditional losses incurred during bear markets. Under normal market conditions, the Fund will invest at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of domestic small capitalization (under $3 billion) companies through ETFs. However, the Fund may have small investments in equity securities of medium and large capitalization companies as well as foreign companies. The sub-adviser executes ETF trades through an exchange rather than trading directly with a fund.

The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction. Using DRS, the sub-adviser seeks to “define risk” by seeking to protect against large losses by hedging the equity securities in the Fund’s portfolio through investments in protective long-term index or ETF put options. Additionally, the sub-adviser seeks to increase returns by buying and selling call and put options on several ETFs or indices using hedging strategies. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option.

Defined Risk Strategy

The DRS was created in 1997 by Randy Swan, President of the adviser and sub-adviser. The objective of the DRS is to provide risk-managed growth of capital by offering a strategy that seeks to match or exceed the long-term performance of the stock market without the traditional losses incurred during bear markets. The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult and that asset allocation is limited in its risk reduction properties.

Hedging Process

The sub-adviser applies a put hedging strategy to hedge the Fund’s equity exposure. The Fund invests in long-term put options (referred to as paying a premium) that gives the Fund the right to sell a security or index at a set (strike) price or sell the long-term put option on an option exchange. The put strategy is executed using exchange-traded index and ETF put options to hedge the portfolio and to reduce volatility. The put strategy seeks to limit downside loss. Generally, index and ETF put options have an inverse relationship to the applicable underlying index or security.

Option Writing

To generate additional returns, the sub-adviser buys and sells short-term (generally 1-3 month) (i) put and call options on equity indices, such as the Russell 2000, (ii) ETFs and (iii) futures on a regular basis. Additionally, the sub-adviser will regularly engage in various spread option strategies. Spread option strategies involve, for example, selling a 1-month call option while buying a 2-month call option. Each option strategy includes a hedging element so that the Fund is not exposed to significant losses on written options.

Rebalancing

The sub-adviser may rebalance the portfolio to avoid excessive exposure to one economic sector. Long-term protective put options are typically traded annually to protect capital and/or allow for profit potential, by re-establishing a current-market strike price which depends on whether or not the market has increased or decreased.

As discussed further below, the sub-adviser intends on having very little portfolio turnover since most of the equity portfolio will be held indefinitely. Written options are bought back when the sub-adviser believes they present an unfavorable risk and reward profile. Purchased options are sold when the sub-adviser believes they present an unfavorable risk and reward profile or when more attractive investments are available.

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Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance. The following risks may apply to the Fund’s direct investments as well as the Fund’s indirect risks through investing in ETFs.

●	Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

●	ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF. The market value of ETF shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to NAV.

o	Index-Related Risk: The ETFs in which the Fund invests are subject to the risks associated with changes to the index the ETFs are designed to track.

o	Passive Investment Risk: The ETFs in which the Fund invests may be affected by a general decline in market segments related to the index the ETFs are designed to track.

o	Tracking Error Risk: Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the index they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

●	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses. Written option positions expose the Fund to potential losses many times the option premium received.

●	Management Risk: The sub-adviser’s dependence on its DRS process and judgments about the attractiveness, value and potential appreciation of particular securities, ETFs and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. There is no guarantee that the sub-adviser’s DRS will reduce market risk in all market conditions.

●	Option Risk: Purchased put options may decline in value or expire worthless and may have imperfect correlation to the value of the Fund’s portfolio securities. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

●	Small Capitalization Risk: To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Smaller-sized companies may experience higher failure rates than do larger companies.

●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
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Performance:

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table illustrates how the Fund’s average annual total returns over time compare with two domestic broad-based market indices. A blend of both broad-based indices is also provided as the adviser believes it illustrates a closer representation of the Fund’s portfolio composition. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information is available at no cost by visiting swandefinedriskfunds.com or by calling 1-877-896-2590.

Effective October 28, 2019, the Fund’s investment objective has changed. The below performance prior to that date reflects the previous investment objective of the Fund.

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	3/31/2019	9.12%
Worst Quarter:	12/31/2018	(14.38)%

The year-to-date return as of the most recent calendar quarter, which ended September 30, 2020, was (5.03)%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2019)

	One Year	Since Inception (12-29-15)
Class I shares
Return before taxes	14.32%	5.89%
Return after taxes on distributions	14.32%	5.87%
Return after taxes on distributions and sale of Fund shares	8.48%	4.58%
Class A shares
Return before taxes	7.81%	4.16%
Class C shares
Return before taxes	13.23%	4.89%
Russell 2000 Total Return Index(1) (reflects no deduction for fees, expenses or taxes)	25.53%	11.03%
Bloomberg Barclays Capital U.S. Aggregate Bond Index(2) (reflects no deduction for fees, expenses or taxes)	8.72%	3.74%
Swan Defined Risk U.S. Small Cap Fund Blended Index(3) (reflects no deduction for fees, expenses or taxes)	19.04%	8.47%

(1)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

(2)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

(3)	The Swan Defined Risk U.S. Small Cap Fund Blended Index is a composite of 60% Russell 2000 Total Return Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.
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After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

Investment Adviser: Swan Capital Management, LLC (the “Adviser”)

Sub-Adviser: Swan Global Management, LLC (the “Sub-Adviser”)

Portfolio Managers: Randy Swan, President of the Adviser and Sub-Adviser, has served the Fund as its Lead Portfolio Manager since it commenced operations in 2015. Robert Swan, Portfolio Manager and Chief Operating Officer of the Adviser and Sub-Adviser, has served the Fund as a Portfolio Manager since 2016. Micah Wakefield, CAIA, Managing Director of Research and Product Development and Portfolio Manager of the Sub-Adviser, has served the Fund as a Portfolio Manager since 2018. Chris Hausman, CMT, Managing Director of Risk and Portfolio Manager of the Sub-Adviser, has served the Fund as a Portfolio Manager since 2018. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$500	$100
C	$2,500	$1,000	$500	$100
I	$100,000	$100,000	$500	$500

The Fund reserves the right to waive any investment minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22

FUND SUMMARY – SWAN DEFINED RISK GROWTH FUND

Investment Objective: The Fund seeks long term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 45 of the Fund’s Prospectus. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to the Prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	1.08%	1.08%	1.08%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	2.36%	3.11%	2.11%
Fee Waiver and Expense Reimbursement(2)	(0.68)%	(0.68)%	(0.68)%
Total Annual Fund Operating Expenses After Fee Waiver	1.68%	2.43%	1.43%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds (“ETFs”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(2)	Swan Capital Management, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2021 so that the Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.65%, 2.40% and 1.40% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the expense caps through the expiration date of the current expense limitation agreement, October 31, 2021, and not thereafter.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$711	$1,184	$1,683	$3,049
C	$246	$896	$1,571	$3,373
I	$146	$595	$1,072	$2,388
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Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies:

Using the sub-adviser’s proprietary Defined Risk Strategy (“DRS”) to select the Fund’s investments, the Fund seeks to achieve its investment objective by investing directly, or indirectly in:

•	capitalization-weighted U.S. large capitalization exchange-traded funds (“ETFs”) that invest in equity securities that are represented in the S&P 500 Index,

•	exchange-traded long-term put options on the S&P 500 Index for hedging purposes, and

•	exchange-traded put and call options on various equity indices to generate additional returns.

The DRS seeks to provide risk-managed growth of capital by matching or exceeding the long-term performance of the stock market while seeking to minimize the traditional losses incurred during bear markets. The Fund invests primarily in equity securities of large capitalization (over $10 billion) US companies directly or through ETFs. The sub-adviser executes ETF trades through an exchange rather than trading directly with a fund. The Fund differs from other funds managed by the adviser and sub-adviser by focusing on growth over protection. The Fund purchases slightly “out-of-the-money” put options, i.e., put options where the current price of the underlying stock is above the strike price of the option, thus spending less on hedging. This small difference is spent on additional market exposure to increase growth potential.

The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction. Using DRS, the sub-adviser seeks to “define risk” by seeking to protect against large losses by hedging equity ETFs through investments in protective long-term S&P 500 Index put options. Additionally, the sub-adviser seeks to increase returns by buying and selling call and put options on several indices using hedging strategies. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option. The Fund may be invested 75-95% in the iShares Core S&P 500 ETF or SPDR S&P 500 ETF, or a combination of the two.

Defined Risk Strategy

The DRS was created in 1997 by Randy Swan, President of the adviser and sub-adviser. The objective of the DRS is to provide risk-managed growth of capital by offering a strategy that seeks to match or exceed the long-term performance of the stock market while seeking to minimize the traditional losses incurred during bear markets. The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult and that asset allocation is limited in its risk reduction properties.

Stock Selection

The Fund invests 75-95% of its assets in capitalization-weighted U.S. large capitalization ETFs. This underlying position is hedged with long-term put options.

Hedging Process

The sub-adviser applies a put hedging strategy to hedge the Fund’s equity exposure. The Fund invests in long-term put options (referred to as paying a premium) that gives the Fund the right to sell a security or index at a set (strike) price or sell the long-term put option on an option exchange. The put strategy is executed using exchange-traded S&P 500 Index put options to hedge the portfolio and to reduce volatility. The put strategy seeks to limit downside loss. Generally, S&P 500 Index put options have an inverse relationship to the S&P 500 Index and its sector-specific constituents.

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Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance. The following risks may apply to the Fund’s direct investments as well as the Fund’s indirect risks through investing in ETFs.

●	Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

●	ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the fund. The market value of ETF shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to NAV.

o	Index-Related Risk: The ETFs in which the Fund invests are subject to the risks associated with changes to the index the ETFs are designed to track.

o	Passive Investment Risk: The ETFs in which the Fund invests may be affected by a general decline in market segments related to the index the ETFs are designed to track.

o	Tracking Error Risk: Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the index they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

●	Large Capitalization Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Leverage Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

●	Management Risk: The sub-adviser’s dependence on its DRS process and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. There is no guarantee that the sub-adviser’s DRS will reduce market risk in all market conditions.

●	Option Risk: Purchased put options may expire worthless. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.
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Performance:

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table illustrates how the Fund’s average annual total returns over time compare with two domestic broad-based market indices. A blend of both broad-based indices is also provided as the adviser believes it illustrates a closer representation of the Fund’s portfolio composition. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information is available at no cost by visiting swandefinedriskfunds.com or by calling 1-877-896-2590.

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	3/31/2019	11.33%
Worst Quarter:	9/30/2019	1.76%

The year-to-date return as of the most recent calendar quarter, which ended September 30, 2020, was 2.65%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2019)

	One Year	Since Inception (12-27-18)
Class I shares
Return before taxes	23.13%	22.48%
Return after taxes on distributions	22.45%	21.82%
Return after taxes on distributions and sale of Fund shares	13.82%	16.93%
Class A shares
Return before taxes	16.20%	15.69%
Class C shares
Return before taxes	23.13%	22.48%
S&P 500 Total Return Index(1) (reflects no deduction for fees, expenses or taxes)	31.49%	32.07%
Bloomberg Barclays Capital U.S. Aggregate Bond Index(2) (reflects no deduction for fees, expenses or taxes)	8.72%	8.93%
Swan Defined Risk Growth Fund Blended Index(3) (reflects no deduction for fees, expenses or taxes)	22.18%	22.60%

(1)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(2)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(3)	The Swan Defined Risk Growth Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.
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After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

Investment Adviser: Swan Capital Management, LLC (the “Adviser”)

Sub-Adviser: Swan Global Management, LLC (the “Sub-Adviser”)

Portfolio Managers: Randy Swan, President of the Adviser and Sub-Adviser, has served the Fund as Lead Portfolio Manager since it commenced operations in 2018. Robert Swan, Portfolio Manager and Chief Operating Officer of the Adviser and Sub-Adviser, has served the Fund as a Portfolio Manager since it commenced operations in 2018. Micah Wakefield, CAIA, Managing Director of Research and Product Development and Portfolio Manager of the Sub-Adviser, has served the Fund as a Portfolio Manager since it commenced operations in 2018. Chris Hausman, CMT, Managing Director of Risk and Portfolio Manager of the Sub-Adviser, has served the Fund as a Portfolio Manager since it commenced operations in 2018. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$500	$100
C	$2,500	$1,000	$500	$100
I	$100,000	$100,000	$500	$500

The Fund reserves the right to waive any investment minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective:

The Swan Defined Risk Fund seeks long term capital appreciation.

The Swan Defined Risk Emerging Markets Fund seeks long term capital appreciation.

The Swan Defined Risk Foreign Fund seeks long term capital appreciation.

The Swan Defined Risk U.S. Small Cap Fund seeks long term capital appreciation.

The Swan Defined Risk Growth Fund seeks long term capital appreciation.

The investment objective of each of the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk U.S. Small Cap Fund and Swan Defined Risk Growth Fund (each a “Fund” and collectively referred to as the “Funds” or the “Swan Funds”) may be changed by the Board of Trustees (the “Board” or “Board of Trustees”) upon 60 days’ written notice to shareholders.

Principal Investment Strategies:

Swan Defined Risk Fund

Using the sub-adviser’s proprietary Defined Risk Strategy (“DRS”) to select the Fund’s investments, the Fund seeks to achieve the Fund’s investment objective by investing directly, or indirectly through exchange-traded funds (“ETFs”), in:

●	S&P 500 companies or SPDRs (short for Standard & Poor’s Depositary Receipts),

●	exchange-traded long-term put options on the S&P 500 Index for hedging purposes, and

●	buying and selling exchange-traded put and call options on various equity indices to generate additional returns.

The Fund invests primarily in equity securities of large capitalization (over $10 billion) US companies.

Defined Risk Strategy

The DRS was created in 1997 by Randy Swan, President of the adviser and sub-adviser.

The DRS is a proprietary investment process to select Fund investments that manage risk and generate income. The DRS seeks to provide risk-managed growth of capital by matching or exceeding the long-term performance of the stock market over an entire investment cycle (peak to trough) without the traditional losses incurred during bear markets. The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction. Using the DRS, the sub-adviser seeks to “define risk” by placing the different components of the Fund in separate baskets with each basket containing unique and proprietary components and risk management techniques. Each basket is designed to reach the Fund’s investment objective in different market environments and time cycles.

Stock Selection

Stock selection is based on an approximately equal weighted sector approach that the sub-adviser believes will result in a more diversified portfolio of stocks that is often represented in the S&P 500. The sub-adviser believes that a balanced sector approach lowers risk and has the potential for greater returns.

Hedging Process

The sub-adviser applies a put hedging strategy to hedge the Fund’s equity exposure. The put strategy is executed using exchange-traded S&P 500 Index put options to hedge the portfolio and to reduce volatility. The put strategy seeks to limit downside loss. Generally, S&P 500 Index put options have an inverse relationship to the S&P 500 Index and its sector-specific components.

Option Writing

To generate additional returns and reduce certain types of risk, the sub-adviser engages in various income generating strategies that are designed to complement the other components of the strategy. The option writing component of the DRS is an actively managed strategy whereby its proprietary risk management techniques are used. Periodically and regularly, the sub-adviser sells (writes) call and put options on the S&P 500 that are typically 1 – 3 months until expiration. The sub-adviser typically purchases those options back before expiration if they present an unfavorable risk and reward profile. Additionally, the sub-adviser engages in other income generating strategies using spread orders (an order to simultaneously write an option and buy an option that differ on strike price, maturity or index) on other indices.

Options Generally. An index call option (such as one on the S&P 500 Index) is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price (the strike price of the call option) as of the valuation date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When an index call option is exercised, the seller is required to deliver an amount of cash determined by the excess, if any, of the value of the index at contract termination over the strike price of the option. A call option on an individual security, such as an ETF, is a contract that entitles the purchaser to buy the security at a fixed price (the strike price of the call option) on or before the valuation date of the option in exchange for the payment of an upfront premium by the purchaser to the seller. When an individual call option is exercised, the seller is required to deliver the underlying security. If the option seller does not own the underlying security it may be required to purchase the security to meet the delivery requirements of the contract.

An index put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price (the strike price of the put option) as of the valuation date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When an index put option is exercised, the seller is required to deliver an amount of cash determined by the shortfall, if any, of the value of the index at contract termination below the strike price of the option. A put option on an individual security, such as an ETF, is a contract that entitles the purchaser to sell the security at a fixed price (the strike price of the put option) on or before the valuation date of the option in exchange for the payment of an upfront premium by the purchaser to the seller. When an individual put option is exercised, the seller is required to purchase the underlying security.

Exchange-traded options on broad-based equity indices that trade on a national securities exchange registered with the Securities and Exchange Commission (the “SEC”) or a domestic board of trade designated as a contract market by the Commodity Futures Trading Commission (the “CFTC”) generally qualify for treatment as “section 1256 contracts,” as defined in the Internal Revenue Code of 1986, as amended (the “Code”). Under the Code, capital gains and losses on “section 1256 contracts” are generally recognized annually based on a marking-to-market of open positions at tax year-end, with gains or losses treated as 60% long-term and 40% short-term, regardless of holding period. The Fund intends to utilize primarily options that are “section 1256 contracts.” The Fund also treats options on ETFs that are linked to a broad-based equity index, such as the S&P 500 Index, as “section 1256 contracts.” However, if the Internal Revenue Service disallows with this treatment, then any gain or loss resulting from trading this type of ETF option will be a capital gain or loss, and will be short-term if held less than 12 months.

Sector ETFs Generally. The sub-adviser generally invests in sector specific ETFs that are each commonly known as a “SPDR”. Sector SPDRs are unique ETFs that divide the S&P 500 Index into sector index funds. Together, the Sector SPDRs represent the S&P 500 Index as a whole. However, each Sector SPDR can also be bought individually, providing the Fund with undiluted exposure to a particular sector of the US economy.

The Sector ETFs which the sub-adviser expects to be invested in are the following: (1) Consumer Discretionary Select Sector SPDR, (2) Consumer Staples Select Sector SPDR, (3) Energy Select Sector SPDR, (4) Financial Select Sector SPDR, (5) Health Care Select Sector SPDR, (6) Industrial Select Sector SPDR, (7) Materials Select Sector SPDR, (8) Technology Select Sector SPDR and (9) Utilities Select Sector SPDR. Each Select Sector Index is calculated using a modified “market capitalization” methodology. This formula ensures that each of the component stocks within a Select Sector Index is represented in a proportion approximately consistent with its percentage of the total market cap of that particular index. All Select Sector SPDRs are diversified funds with respect to the Code. As a result, each Sector Index will be modified so that an individual security does not comprise more than 25% of the index.

Each Select Sector SPDR is not “actively managed” by traditional methods and is designed to, before expenses, closely track the price performance and dividend yield of a particular Select Sector Index. Each Sector ETF’s portfolio is comprised principally of shares of constituent companies included in the S&P 500 Index. Each stock in the S&P 500 Index is allocated to only one Select Sector Index. The combined companies of the Select Sector Indexes represent all of the companies in the S&P 500 Index. However, if the Fund buys all Select Sector SPDRs it will nearly replicate the S&P 500 Index only if it purchases the Select Sector SPDRs with weightings that correspond to the S&P 500 Index weightings. Due to IRS diversification requirements, certain Select Sector SPDRs will not have the exact individual component weightings of the broad S&P 500 Index. Long-term protective put options are typically traded annually to protect capital and/or allow for profit potential, by re-establishing a current-market strike price which depends on whether or not the market has increased or decreased.

Turnover

As discussed further below, the sub-adviser intends on having very little portfolio turnover since most of the equity portfolio is held indefinitely. Written options are bought back when the sub-adviser believes they present an unfavorable risk and reward profile. Purchased options are sold when the sub-adviser believes they present an unfavorable risk and reward profile or when more attractive investments are available.

Tax Strategy

The sub-adviser intends to minimize taxes by holding the majority of its portfolio securities indefinitely subject to periodic re-balancing. In certain circumstances, capital losses may be harvested to minimize current year capital gains. Most of the dividends received will constitute qualified dividends and as a result will be taxed at the lowest rate. In addition, the hedging and option writing components of the DRS intend on using contracts that qualify as section 1256 contracts and thus are taxed at the preferable tax rate regardless of the length of the holding period.

Swan Defined Risk Emerging Markets Fund

Using the sub-adviser’s proprietary DRS to select the Fund’s investments, the Fund seeks to achieve its investment objective by investing directly, or indirectly through ETFs, in:

●	foreign (including emerging markets) equity securities, including American depository receipts (“ADRs”), of any market capitalization,

●	exchange-traded long-term put options on U.S. exchanges for hedging purposes, and

●	buying and selling exchange-traded put and call options on various ETFs and foreign equity indices to generate additional returns.

Under normal market conditions, the Fund will invest at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities economically tied to emerging markets. Issuers considered to be economically tied to emerging market countries include, without limitation: (1) an issuer organized under the laws of or maintaining a principal office or principal place(s) of business in one or more emerging markets; (2) an issuer of securities that are principally traded in one or more emerging markets; (3) an issuer that derives or is currently expected to derive 50% or more of its total sales, revenues, profits, earnings, growth, or another measure of economic activity from, the production or sale of goods or performance of services or making of investments or other economic activity in, one or more emerging markets, or that maintains or is currently expected to maintain 50% or more of its employees, assets, investments, operations, or other business activity in one or more emerging markets; (4) a governmental or quasi-governmental entity of an emerging market; (5) any other issuer that the sub-adviser believes may expose the fund’s assets to the economic fortunes and risks of emerging markets or (6) options on securities of any of the above described issuers. The sub-adviser may consider an issuer to be economically tied to emerging markets even though it may be based in a developed market such as the United States. Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S. Emerging market countries are those represented in the MSCI Emerging Markets Index. Representative emerging market countries are China (Asia), Brazil (South America), Russia (Europe and Asia), India (Asia) and/or Taiwan (Asia).

The ETFs in which the Fund invests may also invest in small and medium capitalization companies.

Defined Risk Strategy

The DRS was created in 1997 by Randy Swan, President of the adviser and sub-adviser.

The DRS is a proprietary investment process to select Fund investments that manage risk and generate income. The DRS seeks to provide risk-managed growth of capital by matching or exceeding the long-term performance of the stock market over an entire investment cycle (peak to trough) without the traditional losses incurred during bear markets. The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction. Using the DRS, the sub-adviser seeks to “define risk” by placing the different components of the Fund in separate baskets with each basket containing unique and proprietary components and risk management techniques. Each basket is designed to reach the Fund’s investment objective in different market environments and time cycles.

Hedging Process

The sub-adviser applies a put hedging strategy to hedge the Fund’s equity exposure. The put strategy is executed using exchange-traded index and ETF put options to hedge the portfolio and to reduce volatility. The put strategy seeks to limit downside loss. Generally, index and ETF put options have an inverse relationship to the applicable underlying index or security.

Option Writing

To generate additional returns and reduce certain types of risk, the sub-adviser engages in various income generating strategies that are designed to complement the other components of the strategy. The option writing component of the DRS is an actively managed strategy whereby its proprietary risk management techniques are used. Periodically and regularly, the sub-adviser sells (writes) call and put options on an underlying index or security that are typically 1 – 3 months until expiration. The sub-adviser typically purchases those options back before expiration if they present an unfavorable risk and reward profile. Additionally, the sub-adviser engages in other income generating strategies using spread orders (an order to simultaneously write an option and buy an option that differ on strike price or maturity) on ETFs and indices.

Options Generally. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the underlying index or security over a fixed price (the strike price of the call option) as of the valuation date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When a call option is exercised, the seller is required to deliver an amount of cash determined by the excess, if any, of the value of the underlying index or security at contract termination over the strike price of the option. A call option on an individual security, such as an ETF, is a contract that entitles the purchaser to buy the security at a fixed price (the strike price of the call option) on or before the valuation date of the option in exchange for the payment of an upfront premium by the purchaser to the seller. When an individual call option is exercised, the seller is required to deliver the underlying security. If the option seller does not own the underlying security it may be required to purchase the security to meet the delivery requirements of the contract.

A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the underlying index or security below a fixed price (the strike price of the put option) as of the valuation date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When a put option is exercised, the seller is required to deliver an amount of cash determined by the shortfall, if any, of the value of the underlying index or security at contract termination below the strike price of the option. A put option on an individual security, such as an ETF, is a contract that entitles the purchaser to sell the security at a fixed price (the strike price of the put option) on or before the valuation date of the option in exchange for the payment of an upfront premium by the purchaser to the seller. When an individual put option is exercised, the seller is required to purchase the underlying security.

Exchange-traded options on broad-based equity indices that trade on a national securities exchange registered with the SEC or a domestic board of trade designated as a contract market by the CFTC generally qualify for treatment as “section 1256 contracts,” as defined in the Code. Under the Code, capital gains and losses on “section 1256 contracts” are generally recognized annually based on a marking-to-market of open positions at tax year-end, with gains or losses treated as 60% long-term and 40% short-term, regardless of holding period. The Fund intends to utilize options that are “section 1256 contracts.”

Rebalancing

The sub-adviser may rebalance the portfolio to avoid excessive exposure to one economic sector. Long-term protective put options are typically traded annually to protect capital and/or allow for profit potential, by re-establishing a current-market strike price which depends on whether or not the market has increased or decreased.

As discussed further below, the sub-adviser intends on having very little portfolio turnover since most of the equity portfolio will be held indefinitely. Written options are bought back when the sub-adviser believes they present an unfavorable risk and reward profile. Purchased options are sold when the sub-adviser believes they present an unfavorable risk and reward profile or when more attractive investments are available.

Tax Strategy

The sub-adviser intends to minimize taxes by holding the majority of its portfolio securities indefinitely subject to periodic re-balancing. In certain circumstances, capital losses may be harvested to minimize current year capital gains. Most of the dividends received will constitute qualified dividends and as a result we be taxed at the lowest rate. In addition, the hedging and option writing components of the DRS intend on using contracts that qualify as section 1256 contracts, when available, and thus are taxed at the preferable tax rate regardless of the length of the holding period.

Swan Defined Risk Foreign Fund

Using the sub-adviser’s proprietary DRS to select the Fund’s investments, the Fund seeks to achieve its investment objective by primarily investing directly, or indirectly through ETFs, in:

●	foreign (including emerging markets) equity securities, including American Depository Receipts (“ADRs”), of any market capitalization,

●	exchange-traded long-term put options on U.S. exchanges for hedging purposes, and

●	buying and selling exchange-traded put and call options on various ETFs and foreign equity indices to generate additional returns.

The DRS seeks to match or exceed the long-term performance of the stock market while attempting to mitigate the traditional losses incurred during bear markets. Under normal market conditions, the Fund will invest at least 65% of its assets (defined as net assets plus any borrowing for investment purposes) in securities economically tied to foreign developed and at least 15% of its assets in securities tied to emerging markets. Foreign developed market countries are those represented by the MSCI EAFE Index. Emerging market countries are those represented in the MSCI Emerging Markets Index. Securities considered to be economically tied to foreign developed or emerging market countries include, without limitation: (1) an issuer organized under the laws of or maintaining a principal office or principal place(s) of business in one or more foreign developed markets or emerging markets; (2) an issuer of securities that are principally traded in one or more foreign developed markets or emerging markets; (3) an issuer that derives or is currently expected to derive 50% or more of its total sales, revenues, profits, earnings, growth, or another measure of economic activity from, the production or sale of goods or performance of services or making of investments or other economic activity in, one or more foreign developed markets or emerging markets, or that maintains or is currently expected to maintain 50% or more of its employees, assets, investments, operations, or other business activity in one or more foreign developed markets or emerging markets; (4) a governmental or quasi-governmental entity of a foreign developed market or emerging markets; (5) any other issuer that the sub-adviser believes may expose the Fund’s assets to the economic fortunes and risks of foreign developed markets or emerging markets (6) options on securities of any of the above described issuers.

The sub-adviser executes ETF trades through an exchange rather than trading directly with the Fund.

The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction. Using the DRS, the sub-adviser seeks to “define risk” by seeking to protect against large losses by hedging the equity securities in the Fund’s portfolio through investments in protective long-term index or ETF put options. Additionally, the sub-adviser seeks to increase returns by buying and selling call and put options on several ETFs or indices using hedging strategies.

Defined Risk Strategy

The DRS was created in 1997 by Randy Swan, President of the adviser and sub-adviser. The DRS is a proprietary investment process to select Fund investments that manage risk and generate income. The DRS seeks to provide risk-managed growth of capital by matching or exceeding the long-term performance of the stock market over an entire investment cycle (peak to trough) while seeking to minimize the traditional losses incurred during foreign bear markets. The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction. Using the DRS, the sub-adviser seeks to “define risk” by placing the different components of the Fund in separate baskets with each basket containing unique and proprietary components and risk management techniques. Each basket is designed to reach the Fund’s investment objective in different market environments and time cycles.

Hedging Process

The sub-adviser applies a put hedging strategy to hedge the Fund’s equity exposure. The Fund invests in long-term put options (referred to as paying a premium) that gives the Fund the right to sell a security or index at a set (strike) price or sell the long-term put option on an option exchange. The put strategy is executed using exchange-traded index and ETF put options to hedge the portfolio and to reduce volatility. The put strategy seeks to limit downside loss. Generally, index and ETF put options have an inverse relationship to the applicable underlying index or security.

Option Writing

To generate additional returns and reduce certain types of risk, the sub-adviser engages in various income generating strategies that are designed to complement the other components of the strategy. The option writing component of the DRS is an actively managed strategy whereby its proprietary risk management techniques are used. Periodically and regularly, the sub-adviser sells (writes) call and put options on an underlying index or security that are typically 1 – 3 months until expiration. The sub-adviser typically purchases those options back before expiration if they present an unfavorable risk and reward profile. Additionally, the sub-adviser engages in other income generating strategies using spread orders (an order to simultaneously write an option and buy an option that differ on strike price or maturity) on ETFs and indices.

Options Generally. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the underlying index or security over a fixed price (the strike price of the call option) as of the valuation date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When a call option is exercised, the seller is required to deliver an amount of cash determined by the excess, if any, of the value of the underlying index or security at contract termination over the strike price of the option. A call option on an individual security, such as an ETF, is a contract that entitles the purchaser to buy the security at a fixed price (the strike price of the call option) on or before the valuation date of the option in exchange for the payment of an upfront premium by the purchaser to the seller. When an individual call option is exercised, the seller is required to deliver the underlying security. If the option seller does not own the underlying security it may be required to purchase the security to meet the delivery requirements of the contract.

A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the underlying index or security below a fixed price (the strike price of the put option) as of the valuation date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When a put option is exercised, the seller is required to deliver an amount of cash determined by the shortfall, if any, of the value of the underlying index or security at contract termination below the strike price of the option. A put option on an individual security, such as an ETF, is a contract that entitles the purchaser to sell the security at a fixed price (the strike price of the put option) on or before the valuation date of the option in exchange for the payment of an upfront premium by the purchaser to the seller. When an individual put option is exercised, the seller is required to purchase the underlying security.

Exchange-traded options on broad-based equity indices that trade on a national securities exchange registered with the Securities and Exchange Commission (“SEC”) or a domestic board of trade designated as a contract market by the Commodity Futures Trading Commission generally qualify for treatment as “section 1256 contracts,” as defined in the Internal Revenue Code of 1986, as amended (the “Tax Code”). Under the Tax Code, capital gains and losses on “section 1256 contracts” are generally recognized annually based on a marking-to-market of open positions at tax year-end, with gains or losses treated as 60% long-term and 40% short-term, regardless of holding period. The Fund intends to utilize options that are “section 1256 contracts.”

Rebalancing

The sub-adviser may rebalance the portfolio to avoid excessive exposure to one economic sector. Long-term protective put options are typically traded annually to protect capital and/or allow for profit potential, by re-establishing a current-market strike price which depends on whether or not the market has increased or decreased.

As discussed further below, the sub-adviser intends on having very little portfolio turnover since most of the equity portfolio will be held indefinitely. Written options are bought back when the sub-adviser believes they present an unfavorable risk and reward profile. Purchased options are sold when the sub-adviser believes they present an unfavorable risk and reward profile or when more attractive investments are available.

Tax Strategy

The sub-adviser intends to minimize taxes by holding the majority of its portfolio securities indefinitely subject to periodic re-balancing. In certain circumstances, capital losses may be harvested to minimize current year capital gains. Most of the dividends received will constitute qualified dividends and as a result we be taxed at the lowest rate. In addition, the hedging and option writing components of the DRS intend on using contracts that qualify as section §1256 contracts, when available, and thus are taxed at the preferable tax rate regardless of the length of the holding period.

 Swan Defined Risk U.S. Small Cap Fund

Using the sub-adviser’s proprietary DRS to select the Fund’s investments, the Fund seeks to achieve its investment objective by investing directly, or indirectly through ETFs, in:

●	equity securities of domestic small capitalization companies,

●	exchange-traded long-term put options on U.S. exchanges for hedging purposes, and

●	buying and selling exchange-traded put and call options on various ETFs, securities and equity indices to generate additional returns.

The DRS seeks to match or exceed the long-term performance of the stock market without the traditional losses incurred during bear markets. Under normal market conditions, the Fund will invest at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of domestic small capitalization (under $3 billion) companies through ETFs. However, the Fund may have small investments in equity securities of medium and large capitalization companies as well as foreign companies. The sub-adviser executes ETF trades through an exchange rather than trading directly with a fund.

The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction. Using the DRS, the sub-adviser seeks to “define risk” by seeking to protect against large losses by hedging the equity securities in the Fund’s portfolio through investments in protective long-term index or ETF put options. Additionally, the sub-adviser seeks to increase returns by buying and selling call and put options on several ETFs or indices using hedging strategies.

Defined Risk Strategy

The DRS was created in 1997 by Randy Swan, President of the adviser and sub-adviser. The DRS is a proprietary investment process to select Fund investments that manage risk and generate income. The DRS seeks to provide risk-managed growth of capital by matching or exceeding the long-term performance of the stock market over an entire investment cycle (peak to trough) without the traditional losses incurred during bear markets. The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction. Using the DRS, the sub-adviser seeks to “define risk” by placing the different components of the Fund in separate baskets with each basket containing unique and proprietary components and risk management techniques. Each basket is designed to reach the Fund’s investment objective in different market environments and time cycles.

Hedging Process

The sub-adviser applies a put hedging strategy to hedge the Fund’s equity exposure. The Fund invests in long-term put options (referred to as paying a premium) that gives the Fund the right to sell a security or index at a set (strike) price or sell the long-term put option on an option exchange. The put strategy is executed using exchange-traded index and ETF put options to hedge the portfolio and to reduce volatility. The put strategy seeks to limit downside loss. Generally, index and ETF put options have an inverse relationship to the applicable underlying index or security.

Option Writing

To generate additional returns and reduce certain types of risk, the sub-adviser engages in various income generating strategies that are designed to complement the other components of the strategy. The option writing component of the DRS is an actively managed strategy whereby its proprietary risk management techniques are used. Periodically and regularly, the sub-adviser sells (writes) call and put options on an underlying index or security that are typically 1 – 3 months until expiration. The sub-adviser typically purchases those options back before expiration if they present an unfavorable risk and reward profile. Additionally, the sub-adviser engages in other income generating strategies using spread orders (an order to simultaneously write an option and buy an option that differ on strike price or maturity) on ETFs and indices.

Options Generally. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the underlying index or security over a fixed price (the strike price of the call option) as of the valuation date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When a call option is exercised, the seller is required to deliver an amount of cash determined by the excess, if any, of the value of the underlying index or security at contract termination over the strike price of the option. A call option on an individual security, such as an ETF, is a contract that entitles the purchaser to buy the security at a fixed price (the strike price of the call option) on or before the valuation date of the option in exchange for the payment of an upfront premium by the purchaser to the seller. When an individual call option is exercised, the seller is required to deliver the underlying security. If the option seller does not own the underlying security it may be required to purchase the security to meet the delivery requirements of the contract.

A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the underlying index or security below a fixed price (the strike price of the put option) as of the valuation date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When a put option is exercised, the seller is required to deliver an amount of cash determined by the shortfall, if any, of the value of the underlying index or security at contract termination below the strike price of the option. A put option on an individual security, such as an ETF, is a contract that entitles the purchaser to sell the security at a fixed price (the strike price of the put option) on or before the valuation date of the option in exchange for the payment of an upfront premium by the purchaser to the seller. When an individual put option is exercised, the seller is required to purchase the underlying security.

Exchange-traded options on broad-based equity indices that trade on a national securities exchange registered with the SEC or a domestic board of trade designated as a contract market by the CFTC generally qualify for treatment as “section 1256 contracts,” as defined in the Code. Under the Code, capital gains and losses on “section 1256 contracts” are generally recognized annually based on a marking-to-market of open positions at tax year-end, with gains or losses treated as 60% long-term and 40% short-term, regardless of holding period. The Fund intends to utilize options that are “section 1256 contracts.”

Rebalancing

The sub-adviser may rebalance the portfolio to avoid excessive exposure to one economic sector. Long-term protective put options are typically traded annually to protect capital and/or allow for profit potential, by re-establishing a current-market strike price which depends on whether or not the market has increased or decreased.

As discussed further below, the sub-adviser intends on having very little portfolio turnover since most of the equity portfolio will be held indefinitely. Written options are bought back when the sub-adviser believes they present an unfavorable risk and reward profile. Purchased options are sold when the sub-adviser believes they present an unfavorable risk and reward profile or when more attractive investments are available.

Tax Strategy

The sub-adviser intends to minimize taxes by holding the majority of its portfolio securities indefinitely subject to periodic re-balancing. In certain circumstances, capital losses may be harvested to minimize current year capital gains. Most of the dividends received will constitute qualified dividends and as a result we be taxed at the lowest rate. In addition, the hedging and option writing components of the DRS intend on using contracts that qualify as section 1256 contracts, when available, and thus are taxed at the preferable tax rate regardless of the length of the holding period.

Swan Defined Risk Growth Fund

Using the sub-adviser’s proprietary DRS to select the Fund’s investments, the Fund seeks to achieve the Fund’s investment objective by investing, directly or indirectly, in:

●	capitalization-weighted U.S. large capitalization ETFs that invest in equity securities that are represented in the S&P 500 Index,

●	exchange-traded long-term put options on the S&P 500 Index for hedging purposes, and

●	exchange-traded put and call options on various equity indices to generate additional returns.

The Fund invests primarily in equity securities of large capitalization (over $10 billion) US companies. The Fund differs from other funds managed by the adviser and sub-adviser by focusing on growth over protection. The Fund purchases slightly “out-of-the-money” put options, i.e., put options where the current price of the underlying stock is above the strike price of the option, thus spending less on hedging. This small difference is spent on additional market exposure to increase growth potential.

Defined Risk Strategy

The DRS was created in 1997 by Randy Swan, President of the adviser and sub-adviser.

The DRS is a proprietary investment process to select Fund investments that manage risk and generate income. The DRS seeks to provide risk-managed growth of capital by matching or exceeding the long-term performance of the stock market over an entire investment cycle (peak to trough) while seeking to minimize the traditional losses incurred during bear markets. The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction. Using the DRS, the sub-adviser seeks to “define risk” by placing the different components of the Fund in separate baskets with each basket containing unique and proprietary components and risk management techniques. Each basket is designed to reach the Fund’s investment objective in different market environments and time cycles.

Stock Selection

The Fund invests 75%-90% of its assets in capitalization-weighted U.S. large capitalization ETFs. This underlying position is hedged with long-term put options. The Fund seeks to generate monthly income by engaging in various option income trades. The size and characteristics of the ETFs and stocks focus on U.S. large capitalization stocks that seek to have a similar exposure as the S&P 500 Index.

Hedging Process

The sub-adviser applies a put hedging strategy to hedge the Fund’s equity exposure. The put strategy is executed using exchange-traded S&P 500 Index put options to hedge the portfolio and to reduce volatility. The put strategy seeks to limit downside loss. Generally, S&P 500 Index put options have an inverse relationship to the S&P 500 Index and its sector-specific components.

The Swan Defined Risk Growth Fund may be invested 75-95% in the iShares Core S&P 500 ETF or SPDR S&P 500 ETF, or a combination of the two. The iShares Core S&P 500 ETF seeks to track the investment results of the S&P 500 using a representative sampling indexing strategy to manage the fund. It invests 90% of its assets in securities of the S&P 500 and in depositary receipts representing securities of the S&P 500, and the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents. The SPDR S&P 500 ETF holds a portfolio of the common stocks included in the S&P 500, with the weight of each stock in the portfolio substantially corresponding to the weight of such stock in the S&P 500.

Principal Investment Risks:

The following risks may apply to each Fund’s direct investments as well as the Fund’s indirect risks through investing in ETFs.

	Swan Defined Risk Fund	Swan Defined Risk Emerging Market Fund	Swan Defined Risk Foreign Fund	Swan Defined Risk U.S. Small Cap	Swan Defined Risk Growth Fund
ADRs Risk		X	X
Currency Risk		X	X
Derivatives Risk	X	X	X	X	X
Emerging Market Risk		X	X
ETF Risk	X	X	X	X	X
Foreign Investment Risk		X	X	X
Large Capitalization Risk	X				X
Leveraging Risk	X	X	X	X	X
Management Risk	X	X	X	X	X
Market and Geopolitical Risk	X	X	X	X	X
Option Risk	X	X	X	X	X
Sector Risk	X
Small Capitalization Risk	X			X
Small and Medium Capitalization Stock Risk		X		X

●	ADRs Risk: ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities that are not passed through.

●	Currency Risk: If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

●	Derivatives Risk: The Fund’s and underlying ETFs’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the underlying ETF. The use of leverage may also cause the underlying ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the underlying ETFs’ potential for gain or loss and, therefore, amplify the effects of market volatility on share price. Because option premiums paid or received are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

●	Emerging Market Risk: The Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. There may also be less reliable or publicly-available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund’s investment strategy. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

●	ETF Risk: Your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. The market value of ETF shares may differ from their net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to NAV.

o	Index-Related Risk: The ETFs in which the Fund invests are subject to the risks associated with changes to the index the ETFs are designed to track.

o	Passive Investment Risk: The ETFs in which the Fund invests may be affected by a general decline in market segments related to the index the ETFs are designed to track. The Fund invests in securities included in, or representatives of securities in, the S&P 500 Index, regardless of their investment merits.

o	Tracking Error Risk: Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the index they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable index. Certain securities comprising the index tracked by the passive ETFs may, from time to time, temporarily.

●	Foreign Investment Risk: To the extent the underlying funds invest in foreign securities, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. As a result, the Fund may be exposed to greater risk and will be more dependent on the sub-adviser’s ability to assess such risk than if the Fund invested solely in more developed countries.

●	Large Capitalization Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Leveraging Risk: The use of leverage, such as that embedded in options, will magnify the Fund’s gains or losses. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Written option positions expose the Fund to potential losses many times the option premium received.

●	Management Risk: The sub-adviser’s reliance on its strategy and its judgments about the value and potential appreciation securities in which the Fund invests may prove to be incorrect, including the sub-adviser’s tactical allocation of the Fund’s portfolio among its investments. The ability of the Fund to meet its investment objective is directly related to the sub-adviser’s proprietary investment process. The sub-adviser’s assessment of the relative value of securities, their attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the sub-adviser’s investment strategy will produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Option Risk: The Fund may lose the entire put option premium paid if the underlying index does not decrease in value at expiration. Put options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s portfolio securities. Purchased put options may decline in value due to changes in price of the underlying, passage of time and changes in volatility. Written call and put options may limit the Fund’s participation in equity market gains and may magnify the losses if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund will incur a loss as a result of a written options (also known as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in an unhedged written call transaction.

●	Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors. These events or developments might include additional governmental regulation, resource shortages or surpluses, changes in consumer demands or improvements in technology that make products or services of a particular sector less desirable.

●	Small Capitalization Risk: To the extent the Fund invests in the stocks of smaller-sized companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Smaller-sized companies may experience higher failure rates than do larger companies.

●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Temporary Investments: To respond to adverse market, economic, political or other conditions, each Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that a Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because shareholders will pay the fees and expenses of the Fund and, indirectly, the fees and expenses of the underlying money market funds. Each Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure: A description of the Funds’ policies regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information (“SAI”).

Cybersecurity: The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact a Fund’s business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its NAV; impediments to trading; the inability of the Funds, the Adviser or Sub-Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for a Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

Investment Adviser: Swan Capital Management, LLC, (the “Adviser”) located at 1099 Main Avenue, Suite 206, Durango, CO 81301, serves as investment adviser to the Funds. Subject to the oversight of the Board of Trustees, the Adviser is responsible for management of each Fund’s investment portfolio. The Adviser is responsible for assuring that each Fund’s investments are made according to each Fund’s investment objective, policies and restrictions. The Adviser was established in 2012 for the purpose of managing mutual funds. As of June 30, 2020, it had approximately $1.6 billion in assets under management. Pursuant to advisory agreements between the Trust, on behalf of each Fund, and the Adviser, the Adviser is entitled to receive, on a quarterly basis, the annual advisory fee listed in the table below as a percentage of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk U.S. Small Cap Fund and Swan Defined Risk Growth Fund at least until October 31, 2021, to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed the percentages shown in the table below. These fee waivers and expense reimbursements are subject to possible recoupment from each Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. The waiver agreements may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and boost its performance.

Each Fund’s advisory fees and expense limits are as shown below:

Fund	Advisory Fee	Expense Limitation
Swan Defined Risk Fund	1.00%	Class A 1.65% Class C 2.40% Class I 1.40%
Swan Defined Risk Emerging Markets Fund	1.00%	Class A 1.65% Class C 2.40% Class I 1.40%
Swan Defined Risk Foreign Fund	1.00%	Class A 1.65% Class C 2.40% Class I 1.40%
Swan Defined Risk U.S. Small Cap Fund	1.00%	Class A 1.65% Class C 2.40% Class I 1.40%
Swan Defined Risk Growth Fund	1.00%	Class A 1.65% Class C 2.40% Class I 1.40%

During the fiscal year ended June 30, 2020, the Funds paid an aggregate of the percentages shown below of its average net assets to the Adviser (after fee waivers).

Fund	Net Management Fee Received After Waivers
Swan Defined Risk Fund	1.00%
Swan Defined Risk Emerging Markets Fund	0.71%
Swan Defined Risk Foreign Fund	0.73%
Swan Defined Risk U.S. Small Cap Fund	0.73%
Swan Defined Risk Growth Fund	0.21%

A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement and sub-advisory agreement is available in the Funds’ annual report to shareholders dated June 30, 2020.

Sub-Adviser: Swan Global Management, LLC (the “Sub-Adviser”), located at 20 Ridgetop, Humacao, PR 00791, serves as sub-adviser to the Funds. The Sub-Adviser is an affiliate of the Adviser with the same ownership and management as the Adviser. Subject to the oversight of the Adviser, the Sub-Adviser is responsible for management of each Fund’s investment portfolio. The Sub-Adviser is responsible for selecting each Fund’s investments according to each Fund’s investment objective, policies and restrictions. The Sub-Adviser was established in 2014 for the purpose of managing mutual funds. As of June 30, 2020, it had approximately $1.6 billion in assets under management.

Portfolio Managers: Each Fund is managed on a day to day basis by Randy Swan as the Lead Portfolio Manager and Robert Swan as the Portfolio Manager of the Adviser and Sub-Adviser, and by Micah Wakefield and Chris Hausman as Portfolio Managers of the Sub-Adviser (together the “Portfolio Managers”). The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership in the Funds.

Randy Swan is the President and founder of the Adviser and Sub-Adviser and oversees the team that runs all of the firm’s investment activities. Before starting the Sub-Adviser in 2014, the Adviser in 2012 and Swan Global Investments, LLC in 1997, Randy Swan was a Senior Manager for KPMG working in the financial services sector. Randy Swan is a 1990 graduate of University of Texas with a BBA and an MPA (Master’s Degree in Professional Accounting).

Robert Swan serves as the Chief Operating Officer and Portfolio Manager of the Adviser and Sub-Adviser providing daily oversight of operations, investment management, trading, and the development and maintenance of proprietary technologies enabling the firms to scale and execute the DRS strategy across multiple funds and platforms. Prior to joining affiliated Adviser Swan Global Investments, LLC in 2010 and the Adviser in 2012, Robert Swan worked at Boeing Company as a flight testing and aerodynamics engineer. Robert Swan graduated from University of Texas with a BS in Aeronautical and Astronautical Engineering.

Micah Wakefield serves as a Portfolio Manager of the Sub-Adviser, providing research, strategic planning and product development. Prior to joining the Sub-Adviser in 2014, Mr. Wakefield spent over five years as director of trading and operations at a financial advisory firm. Mr. Wakefield has a B.A. in Liberal Studies and an MBA from Liberty University. He also holds the Chartered Alternative Investment Analyst designation (CAIA®).

Chris Hausman serves as a Portfolio Manager of the Sub-Adviser, with responsibility for risk management and assisting in the daily operations and trading for all DRS investments and positions. Prior to joining the Sub-Adviser in 2015, Mr. Hausman served in various roles at Saliba Portfolio Management, including Senior Portfolio Manager, Chief Portfolio Strategist and Director of Trading Operations. Mr. Hausman is a graduate of University of Pennsylvania’s Wharton School of Business with a BS in Finance, and is also a Chartered Market Technician.

Prior Performance of Similar Accounts to the Swan Defined Risk Fund

The Portfolio Managers are also responsible for managing separate accounts for clients, all of which are invested in the DRS. This strategy employs the same features of the Swan Defined Risk Fund’s principal investment strategies including investment in S&P 500 Index and sector ETFs and related options. Consequently, the DRS is substantially similar to the strategy employed by the Swan Defined Risk Fund. Mr. Randy Swan has full discretionary authority over the selection of investments for those DRS accounts, and intends to use substantially the same goals and style of investment management in managing the Swan Defined Risk Fund. The Swan Defined Risk Fund has substantially the same investment objective, policies and strategies as the DRS accounts.

The information for the DRS accounts, which includes all substantially similar accounts, is provided to show the past performance of those accounts as measured against the specified benchmark and index. The performance of the DRS accounts does not represent the historical performance of the Swan Defined Risk Fund, and should not be considered indicative of future performance of the DRS accounts or the Swan Defined Risk Fund. Future results will differ from past results because of differences in future behavior of the various investment markets, in brokerage commissions, account expenses, the size of positions taken in relation to account size and diversification of securities, and the timing of purchases and sales, among other things. In addition, the DRS accounts are not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the DRS accounts during the periods shown. Performance of the Swan Defined Risk Fund for future periods will definitely vary, and some months and some quarters may result in negative performance; indeed, some future years may have negative performance.

The Sub-Adviser provided the information shown below and calculated the performance information. The DRS accounts’ returns shown include realized and unrealized gains plus income, including accrued income. These returns have been adjusted to reflect the estimated expenses of the shares of the Swan Defined Risk Fund, including 12b-1 fees, in place of the fees charged for the DRS accounts. The performance is shown net of estimated operating expenses of each shares class (excluding the expenses incurred within underlying funds, such as ETFs) for the first year of operations of the Swan Defined Risk Fund. Results include the reinvestment of dividends and capital gains. Returns from cash and cash equivalents in the DRS accounts are included in the performance calculations, and the cash and cash equivalents are included in the total assets on which the performance is calculated. The DRS accounts were valued on a monthly basis, which differs from the SEC return calculation method that employs daily valuation.

Swan DRS U.S. Large Cap Sectors Select Composite

Average Annual Total Returns

For the periods ended December 31, 2019

Swan DRS U.S. Large Cap Sectors Select Composite(1)	1 Year	5 Years	10 Years	Since Inception(2)
Assuming Class A Expenses and Load	7.40%	(2.15)%	(1.03)%	1.89%
Assuming Class A Expenses	12.90%	3.35%	4.47%	7.39%
Assuming Class C Expenses	12.15%	2.60%	3.72%	6.64%
Assuming Class I Expenses	13.15%	3.60%	4.72%	7.64%
S&P 500 Index(3)	31.49%	11.70%	13.56%	7.94%
Barclays US Aggregate(4)	8.72%	3.05%	3.75%	5.10%
60% S&P 500/40% Barclays US Aggregate	22.18%	8.37%	9.77%	7.11%

(1)	As of December 31, 2019, the DRS U.S. Large Cap Sectors Select Composite is 524 accounts totaling $340 million. The DRS U.S. Large Cap Sectors Select Composite demonstrates the performance of non-qualified assets invested in DRS U.S. Large Cap strategies managed by Swan Global Investments, LLC since inception. It includes discretionary individual accounts whose account holders seek the upside potential of owning stock, and the desire to minimize the downside risk associated with owning stock. The Composite relies on LEAPS and other options to manage this risk. Individual accounts own S&P 500 exchange traded funds and LEAPS associated with the exchange traded funds as well as multiple other option spreads that represent other indices that are widely traded. The Defined Risk Strategy was designed to protect investors from substantial market declines, provide income in flat or choppy markets, and to benefit from market appreciation. Stock and options are the primary components of the strategy.

(2)	The inception date for the DRS Select Composite is July 1, 1997.

(3)	The S&P 500 Index is an unmanaged basket of stocks. Unlike a mutual fund, it also does not reflect any trading costs or management fees. You cannot invest directly in an index.

(4)	The Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).

The following additional information is based upon the DRS U.S. Large Cap Sectors Select Composite assuming Class I expenses, which are lower than the expenses of other share classes of the Swan Defined Risk Fund. If the expenses of other share classes had been used, returns would be lower.

Year-To-Year Returns

Swan DRS U.S. Large Cap Sectors Select Composite

Years ended December 31*

	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Swan DRS U.S. Large Cap Sectors Select	18.36%	10.86%	12.08%	3.05%	7.15%	11.70%	-1.25%	12.13%	7.23%	17.93%	8.53%	-4.87%	25.25%	7.63%	-5.61%	8.72%	13.76%	5.79%	-3.71%	8.84%	10.06%	-8.59%	13.15%
S&P 500	10.58%	28.58%	21.04%	-9.10%	-11.89%	-22.10%	28.68%	10.88%	4.91%	15.79%	5.49%	-37.00%	26.46%	15.06%	2.11%	16.00%	32.39%	13.69%	1.38%	11.96%	21.83%	-4.38%	31.49%
Barclays U.S. Aggregate	6.38%	8.67%	-0.83%	11.63%	8.44%	10.25%	4.10%	4.34%	2.43%	4.33%	6.97%	5.24%	5.93%	6.54%	7.84%	4.21%	-2.02%	5.97%	0.55%	2.65%	3.54%	0.01%	8.72%
60% S&P 500/40% Barclays Aggregate	9.01%	20.98%	12.00%	-0.99%	-3.71%	-9.82%	18.48%	8.30%	4.00%	11.12%	6.22%	-22.06%	18.40%	12.13%	4.69%	11.31%	17.56%	10.62%	1.28%	8.31%	14.21%	-2.35%	22.18%

*	The table reflects the years ended December 31 with the exception of 1997, which reflects the period July 1, 1997 to December 31, 1997.

Annualized Return
July 1, 1997 to December 31, 2019

Swan DRS U.S. Large Cap Sectors Select Composite
Growth of $100,000
July 1, 1997 to December 31, 2019

HOW SHARES ARE PRICED

Shares of each Fund are sold at NAV. The NAV of each Fund is determined at close of regular trading (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, each Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid ask prices on such exchanges. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board of Trustees has delegated execution of these procedures to a fair value committee composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board of Trustees reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Funds may use independent pricing services to assist in calculating the value of each Fund’s securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for each Fund. Because the Funds may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Funds’ portfolio securities may change on days when you may not be able to buy or sell Fund shares.

In computing NAV, the Funds value foreign securities held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in each Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before each Fund prices its shares, the security may be priced using alternative market prices provided by a pricing service. For example, if trading in a portfolio security is halted and does not resume before the Funds calculate their NAV, alternative market prices may be used to value the security. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of each Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of each Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine NAV, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of each Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund’s NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Share Classes

This Prospectus describes three classes of shares offered by the Funds: Class A, Class C and Class I. Each Fund offers these classes of shares so that you can choose the class that best suits your investment needs. Refer to the information below so that you can choose the class that best suits your investment needs. The main differences between each class are sales charges, ongoing fees and minimum investment. For information on ongoing distribution fees, see Distribution Fees on page 53 of this Prospectus. Each class of shares in a Fund represents interest in the same portfolio of investments within a Fund. There is no investment minimum on reinvested distributions, and a Fund may change investment minimums at any time. Each Fund reserves the right to waive sales charges, as described below. Each Fund and the Adviser may each waive investment minimums at their individual discretion. Not all share classes may be available for purchase in all states.

Factors to Consider When Choosing a Share Class

When deciding which class of shares of a Fund to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund’s expenses over time in the Fees and Expenses of the Fund section for each Fund in this Prospectus. You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Class A Shares

Class A shares are offered at the public offering price, which is NAV per share plus the applicable sales charge, and are subject to 12b-1 distribution fees of up to 0.25% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Funds and/or shareholder services (also known as “12b-1 fees”). The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of “Right of Accumulation” and “Letter of Intent” below. Each Fund reserves the right to waive any load as described below.

The following sales charges apply to your purchases of Class A shares of the Funds.

Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance(2)
Less than $50,000	5.50%	5.82%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.25%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.50%
$1,000,000 and above	None	None	None

(1)	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculations used to determine your sales charge.

(2)	Dealer reallowance is the amount of sales charge paid to the selling broker-dealer, while the distributor retains the balance.

How to Reduce Your Sales Charge

You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Funds’ distributor, Northern Lights Distributors, LLC (the “Distributor”), in writing and supply your account number at the time of purchase. You may combine your purchase with those of your “immediate family” (your spouse and your children under the age of 21) for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Rights of Accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with all other shares (of any class) of the Swan Funds that you already own. The applicable initial sales charge for the new purchase is calculated based on the total of your current purchase and the current NAV of all shares of the Swan Funds that you currently own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of a Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

●	Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment adviser);

●	Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs; and

●	Shares held directly in the Fund account on which the broker-dealer (financial adviser) of record is different than your current purchase broker-dealer.

Letters of Intent: Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of a Fund, with a minimum of $25,000, during a 13-month period. The 13-month period begins upon the date of the LOI. At your written request, Class A shares purchases made during the 90 days prior to the LOI may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the applicable Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares: If you have redeemed Class A shares of a Fund within the past 120 days, you may repurchase an equivalent amount of Class A shares of the same Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may exercise this privilege only once and must notify the applicable Fund that you intend to do so in writing. The applicable Fund must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

●	Current and retired directors and officers of the Funds sponsored by the Adviser or any of its subsidiaries, members of their immediate family (i.e., spouse, children, mother or father) and any purchases referred through the Adviser.

●	Employees of the Adviser and their immediate family members, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a “Selling Broker”) and their immediate family members (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

●	Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds’ shares and their immediate family members.

●	Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

●	Clients of financial intermediaries that have entered into arrangements with the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.

●	Institutional investors (which may include bank trust departments and registered investment advisers).

●	Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

●	Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

●	Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in the Funds are part of an omnibus account. A minimum initial investment of $1 million in the Funds is required. The Distributor in its sole discretion may waive these minimum dollar requirements.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an “NAV transfer”). Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

Exchange Privilege: Upon request, shareholders of Class A shares are eligible to exchange their shares for Class I shares if the accumulated value of their shares exceeds the minimum initial investment amount for Class I shares ($100,000). Each Fund will determine the eligibility of an investor to exercise the exchange privilege based on the current NAV of Class I shares. Such an exchange will be effected at the NAV of the Class I shares next calculated after the exchange request is received by the Fund’s transfer agent in good order. Shares of each class of each Fund represent equal pro rata interests in the Fund and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Class A shares can be expected to differ from the total return on Class I shares.

The Funds reserve the right to change or discontinue this exchange privilege, or to temporarily suspend the privilege during unusual market conditions when, in the judgment of the Adviser, such change or discontinuance is in the best interests of each Fund. Shareholders who exercise the exchange privilege will generally not recognize a taxable gain or loss for federal income tax purposes on an exchange of Class A shares for Class I shares.

You may make an exchange request by sending a written request to the Funds’ transfer agent or, if authorized, by calling the transfer agent at 1-877-896-2590.

Class C Shares

Class C shares of the Funds are offered at their NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Funds. Class C shares pay 1.00% on an annualized basis of their average daily net assets as reimbursement or compensation for service and distribution related activities with respect to the Funds and/or shareholder services (also known as “12b-1 fees”). Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges.

If you have significant holdings in the Funds, you may not be eligible to invest in Class C shares. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares without an initial sales charge due to the accumulation of $1 million or more of shares of the Funds, at either an individual level or when combined with the holdings of your immediate family (your spouse and your children under the age of 21). See “Class A Shares” and “Rights of Accumulation” above for more information regarding sales charge discounts.

Effective October 27, 2020, the Class C shares of each Fund owned by a shareholder for 8 years will automatically convert to Class A shares, thus reducing the future annual expenses (Class A shares have a 12b-1 fee of 0.25% versus 1.00% for Class C shares). Conversions will occur during the month of, or the month following, the 8-year anniversary of the share purchase date. The automatic conversion will be based on the relative NAVs of the two share classes without the imposition of a sales charge or fee. The automatic conversion of Class C shares to Class A shares will not apply to shares held through group retirement plan recordkeeping platforms of certain financial intermediaries who hold the shares in an omnibus account and do not track participant level share lot aging to facilitate a conversion.

Class I Shares

Class I shares of each Fund are sold at NAV without an initial sales charge and are not subject to distribution and/or shareholder service fees (12b-1 fees), but have a higher minimum initial investment than Class A and Class C shares. This means that 100% of your initial investment is placed into shares of the Funds.

Minimum Initial and Subsequent Investment Amounts: The minimum initial and subsequent investment by class of shares is:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$500	$100
C	$2,500	$1,000	$500	$100
I	$100,000	$100,000	$500	$500

Each Fund reserves the right to waive any minimum. There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Funds.

Maximum Investment Amounts: Purchases of Class C shares of each Fund are limited to $500,000. These limits are applied on a per transaction basis. Orders of Class C shares greater than $500,000 will be rejected. There is no maximum purchase for Class A or Class I shares.

Purchasing Shares: You may purchase shares of the Funds by sending a completed application form to the following address:

Regular Mail

Swan Defined Risk Fund

Swan Defined Risk Emerging Markets Fund

Swan Defined Risk Foreign Fund

Swan Defined Risk U.S. Small Cap Fund

Swan Defined Risk Growth Fund

c/o Gemini Fund Services, LLC

P.O. Box 541150

Omaha, Nebraska 68154

Express/Overnight Mail

Swan Defined Risk Fund

Swan Defined Risk Emerging Markets Fund

Swan Defined Risk Foreign Fund

Swan Defined Risk U.S. Small Cap Fund

Swan Defined Risk Growth Fund

c/o Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100

Elkhorn, Nebraska 68022

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Funds in verifying your identity. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers: You may invest in the Funds through brokers or agents who have entered into selling agreements with the Distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Funds. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on each Fund’s behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire: If you wish to wire money to make an investment in the Funds, please call the Funds at 1-877-896-2590 for wiring instructions and to notify the Funds that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Funds will normally accept wired funds for investment on the day received if they are received by the Funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan: You may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Funds through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $50 on specified days of each month into your established Fund account. Please contact the Funds at 1-877-896-2590 for more information about the Funds’ Automatic Investment Plan.

Each Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. The Funds will not accept payment in cash, cashier’s checks or money orders. Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares. Redemptions of Shares of the Fund purchased by check may be subject to a hold period until the check has been cleared by the issuing bank. To avoid such holding periods, Shares may be purchased through a broker or by wire, as described in this section.

Note: Gemini Fund Services, LLC, the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by a Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed: All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after a Fund receives your application or request in good order. All requests received in good order by a Fund before 4:00 p.m. (Eastern Time) will be processed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

●    the name of the Fund and share class;

●    the dollar amount of shares to be purchased; and

●    a completed purchase application or investment stub check payable to the “Swan Defined Risk Fund”, “Swan Defined Risk Emerging Markets Fund”, “Swan Defined Risk Foreign Fund”, “Swan Defined Risk U.S. Small Cap Fund” or “Swan Defined Risk Growth Fund.”

Retirement Plans: You may purchase shares of a Fund for your individual retirement plans. Please call the Funds at 1-877-896-2590 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

HOW TO REDEEM SHARES

Redeeming Shares: The Funds typically expect that it will take up to three business days following receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. The Funds typically expect to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions. You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular Mail

Swan Defined Risk Fund

Swan Defined Risk Emerging Markets Fund

Swan Defined Risk Foreign Fund

Swan Defined Risk U.S. Small Cap Fund

Swan Defined Risk Growth Fund

c/o Gemini Fund Services, LLC

P.O. Box 541150

Omaha, Nebraska 68154

Express/Overnight Mail

Swan Defined Risk Fund

Swan Defined Risk Emerging Markets Fund

Swan Defined Risk Foreign Fund

Swan Defined Risk U.S. Small Cap Fund

Swan Defined Risk Growth Fund

c/o Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100

Elkhorn, Nebraska 68022

Redemptions by Telephone: The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Funds and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-877-896-2590. IRA accounts are not redeemable by telephone.

Each Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Funds, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker: If shares of a Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of a Fund. The servicing agent may charge a fee for this service.

Redemptions by Wire: You may request that your redemption proceeds be wired directly to your bank account. The Funds’ transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan: If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000, you may participate in the Funds’ Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from a Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $250 on specified days of each month into your established bank account. Please contact the Funds at 1-877-896-2590 for more information about the Funds’ Automatic Withdrawal Plan.

Redemptions in Kind: Each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount is greater than the lesser of $250,000 or 1% of the Fund’s assets. The securities will be chosen by the Fund and valued under the Fund’s NAV procedures. To the extent feasible, the Funds expect that a redemption-in-kind will be a pro-rata allocation of the relevant Fund’s portfolio. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent: Once a Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank.

Good Order: Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

●    The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

●    The request must identify your account number;

●    The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

●    If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Exchanges Between Swan Funds: Shares of a Fund may be exchanged without payment of any exchange fee for shares of another Fund of the same class at their respective NAV.

An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange.

With regard to redemptions and exchanges made by telephone, the Funds’ transfer agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. For your protection, the Fund may delay a transaction or not implement one if it is not reasonably satisfied that the instructions are genuine. If this occurs, the Fund and the transfer agent will not be liable for any loss. The Funds and the transfer agent also will not be liable for any losses if they follow instruction by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

Limitations on Exchanges. The Funds believe that use of the exchange privilege by investors utilizing market-timing strategies adversely affects the Funds and their shareholders. Therefore, the Funds generally will not honor requests for exchanges by shareholders who identify themselves or are identified as “market timers”. Market timers are investors who repeatedly make exchanges within a short period of time. The Funds reserve the right to suspend, limit or terminate the exchange privilege of an investor who uses the exchange privilege more than six times during any twelve-month period, or in the Funds’ opinion, engages in excessive trading that would be disadvantageous to the Funds or their shareholders. In those emergency circumstances wherein the SEC authorizes funds to do so, the Funds reserve the right to change or temporarily suspend the exchange privilege.

When You Need Medallion Signature Guarantees: If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Funds with your signature guaranteed. A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

●	you request a redemption to be made payable to a person not on record with the Funds;

●	you request that a redemption be mailed to an address other than that on record with the Funds;

●	the proceeds of a requested redemption exceed $50,000;

●	any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or

●	your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

Retirement Plans: If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances: If at any time your account balance in a Fund falls below $1,000, the Fund may notify you that, unless the account is brought up to at least $1,000 within 30 days of the notice; your account could be closed. After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below required minimums due to a decline in NAV. The Funds will not charge any redemption fee on involuntary redemptions.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds discourage and do not accommodate market timing. Frequent trading into and out of a Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Each Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Board of Trustees has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing and commit staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds’ “Market Timing Trading Policy.” These methods include:

●	Rejecting or limiting specific purchase requests.

●	Rejecting purchase requests from certain investors.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.

Based on the frequency of redemptions in your account, the Adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Funds as described in the Funds’ Market Timing Trading Policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchanges into the Funds.

Each Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with the Funds.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Funds. While the Funds will encourage financial intermediaries to apply the Funds’ Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in their ability to monitor the trading activity or enforce the Funds’ Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If the Funds or their transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of a Funds’ shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in a Fund.)

Each Fund intends to distribute substantially all of its net investment income and net capital gains annually in December. Both distributions will be reinvested in shares of the applicable Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year, each Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a percentage of any dividend, redemption or exchange proceeds. The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. Each Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisors to determine the tax consequences of owning a Fund’s shares.

DISTRIBUTION OF SHARES

Distributor: Northern Lights Distributors, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022, is the distributor for the shares of the Funds. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds are offered on a continuous basis.

Distribution Fees: The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares of the Fund (each a “Plan” and collectively, the “Plans”) under Rule 12b-1, pursuant to which the Funds may pay the Funds’ distributor an annual fee for distribution and shareholder servicing expenses of 0.25% and 1.00% of the Funds’ average daily net assets attributable to Class A and Class C shares, respectively. There is no Plan for Class I shares.

The Distributor and other entities are paid under the Plan for services provided and the expenses borne by the Distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of a Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

Additional Compensation to Financial Intermediaries: The Distributor, its affiliates, and the Adviser and its affiliates may, at their own expense and out of their own assets including their legitimate profits from Fund-related activities, provide additional cash payments to financial intermediaries who sell shares of a Fund or assist in the marketing of a Fund. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the Distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Householding: To reduce expenses, the Funds mail only one copy of a Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-877-896-2590 on days the Funds are open for business or contact your financial institution. The Funds will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Deloitte & Touche, LLP whose report, along with each Fund’s financial statements, are included in the Funds’ June 30, 2020, annual report, which is available at no charge upon request.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016

Net asset value, beginning of year	$12.80	$12.68	$12.22	$11.69	$11.84
Activity from investment operations:
Net investment income(1)	0.10	0.07	0.08	0.13	0.08
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.27)	0.13	0.45	0.55	(0.17)
Total from investment operations	(0.17)	0.20	0.53	0.68	(0.09)
Less distributions from:
Net investment income	(0.12)	(0.08)	(0.07)	(0.15)	(0.06)
Total distributions	(0.12)	(0.08)	(0.07)	(0.15)	(0.06)
Net asset value, end of year	$12.51	$12.80	$12.68	$12.22	$11.69
Total return(2)	(1.39)%	1.67%	4.33%	5.82%	(0.70)%
Net assets, at end of year (000s)	$158,255	$240,274	$332,552	$351,964	$227,453
Ratio of expenses to average net assets(3)	1.42%	1.40%	1.39%	1.41%	1.42%
Ratio of net investment income to average net assets(3,4)	0.76%	0.59%	0.62%	1.09%	0.69%
Portfolio Turnover Rate	13%	14%	9%	6%	18%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016

Net asset value, beginning of year	$12.58	$12.46	$12.03	$11.53	$11.69
Activity from investment operations:
Net investment income (loss)(1)	0.01	(0.02)	(0.02)	0.06	(0.00	) (2)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.28)	0.14	0.45	0.52	(0.16)
Total from investment operations	(0.27)	0.12	0.43	0.58	(0.16)
Less distributions from:
Net investment income	(0.02)	—	—	(0.08)	—
Total distributions	(0.02)	—	—	(0.08)	—
Net asset value, end of year	$12.29	$12.58	$12.46	$12.03	$11.53
Total return(3)	(2.17)%	0.96%	3.57%	5.01%	(1.37)%
Net assets, at end of year (000s)	$150,858	$204,575	$247,668	$216,627	$143,657
Ratio of expenses to average net assets(4)	2.17%	2.15%	2.14%	2.15%	2.17%
Ratio of net investment income (loss) to average net assets(4,5)	0.07%	(0.15)%	(0.09)%	0.47%	(0.03)%
Portfolio Turnover Rate	13%	14%	9%	6%	18%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016

Net asset value, beginning of year	$12.86	$12.74	$12.27	$11.73	$11.88
Activity from investment operations:
Net investment income(1)	0.14	0.10	0.11	0.18	0.11
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.28)	0.14	0.46	0.53	(0.17)
Total from investment operations	(0.14)	0.24	0.57	0.71	(0.06)
Less distributions from:
Net investment income	(0.16)	(0.12)	(0.10)	(0.17)	(0.09)
Total distributions	(0.16)	(0.12)	(0.10)	(0.17)	(0.09)
Net asset value, end of year	$12.56	$12.86	$12.74	$12.27	$11.73
Total return(2)	(1.15)%	1.96%	4.63%	6.08%	(0.48)%
Net assets, at end of year (000s)	$1,121,879	$1,622,057	$2,370,044	$2,131,392	$1,409,040
Ratio of expenses to average net assets(3)	1.17%	1.15%	1.14%	1.16%	1.17%
Ratio of net investment income to average net assets(3,4)	1.07%	0.82%	0.86%	1.48%	0.92%
Portfolio Turnover Rate	13%	14%	9%	6%	18%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016

Net asset value, beginning of year	$9.86	$10.06	$9.98	$9.15	$10.09
Activity from investment operations:
Net investment income (loss)(1)	0.09	0.03	0.06	(0.02)	0.02
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.57)	(0.20)	0.23	1.06	(0.89)
Total from investment operations	(0.48)	(0.17)	0.29	1.04	(0.87)
Less distributions from:
Net investment income	(0.04)	(0.03)	—	—	(0.07)
Net realized gains	(0.49)	—	(0.21)	(0.21)	—
Total distributions	(0.53)	(0.03)	(0.21)	(0.21)	(0.07)
Net asset value, end of year	$8.85	$9.86	$10.06	$9.98	$9.15
Total return(2)	(5.16)%	(1.72)%	2.73%	11.65%	(8.57)%
Net assets, at end of year (000s)	$2,084	$3,959	$5,010	$4,201	$2,867
Ratio of gross expenses to average net assets(3,5)	1.93%	1.84%	1.67%	1.90%	2.29%
Ratio of net expenses to average net assets(3,5)	1.65%	1.75%	1.65%	1.66%	1.65%
Ratio of net investment income (loss) to average net assets(3,4,5)	1.03%	0.31%	0.53%	(0.21)%	0.21%
Portfolio Turnover Rate	16%	45%	7%	3%	62%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets(3)	1.93%	1.74%	1.67%	1.90%	2.29%
Net expenses to average net assets(3)	1.65%	1.65%	1.65%	1.66%	1.65%
Net investment income (loss) to average net assets(3,4)	1.03%	0.41%	0.53%	(0.21)%	0.21%

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016

Net asset value, beginning of year	$9.60	$9.84	$9.84	$9.09	$10.06
Activity from investment operations:
Net investment income (loss)(1)	0.03	(0.03)	(0.03)	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.56)	(0.21)	0.24	1.05	(0.91)
Total from investment operations	(0.53)	(0.24)	0.21	0.96	(0.93)
Less distributions from:
Net investment income	—	—	—	—	(0.04)
Net realized gains	(0.49)	—	(0.21)	(0.21)	—
Total distributions	(0.49)	—	(0.21)	(0.21)	(0.04)
Net asset value, end of year	$8.58	$9.60	$9.84	$9.84	$9.09
Total return(2)	(5.85)%	(2.44)%	1.95%	10.84%	(9.28)%
Net assets, at end of year (000s)	$1,365	$2,809	$3,049	$1,417	$739
Ratio of gross expenses to average net assets(3,5)	2.68%	2.59%	2.42%	2.65%	3.05%
Ratio of net expenses to average net assets(3,5)	2.40%	2.50%	2.40%	2.41%	2.40%
Ratio of net investment income (loss) to average net assets(3,4,5)	0.28%	(0.31)%	(0.31)%	(1.03)%	(0.26)%
Portfolio Turnover Rate	16%	45%	7%	3%	62%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets(3)	2.68%	2.49%	2.42%	2.65%	3.05%
Net expenses to average net assets(3)	2.40%	2.40%	2.40%	2.41%	2.40%
Net investment income (loss) to average net assets(3,4)	0.28%	(0.21)%	(0.31)%	(1.03)%	(0.26)%

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016

Net asset value, beginning of year	$9.91	$10.12	$10.02	$9.16	$10.10
Activity from investment operations:
Net investment income(1)	0.13	0.06	0.06	0.00 (2)	0.06
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.58)	(0.21)	0.25	1.07	(0.91)
Total from investment operations	(0.45)	(0.15)	0.31	1.07	(0.85)
Less distributions from:
Net investment income	(0.08)	(0.06)	—	—	(0.09)
Net realized gains	(0.49)	—	(0.21)	(0.21)	—
Total distributions	(0.57)	(0.06)	(0.21)	(0.21)	(0.09)
Net asset value, end of year	$8.89	$9.91	$10.12	$10.02	$9.16
Total return(3)	(4.87)%	(1.47)%	2.92%	11.97%	(8.40)%
Net assets, at end of year (000s)	$30,848	$39,206	$43,178	$29,624	$15,878
Ratio of gross expenses to average net assets(4,6)	1.68%	1.59%	1.42%	1.65%	2.04%
Ratio of net expenses to average net assets(4,6)	1.40%	1.50%	1.40%	1.41%	1.40%
Ratio of net investment income to average net assets (4,5,6)	1.37%	0.60%	0.59%	0.03%	0.64%
Portfolio Turnover Rate	16%	45%	7%	3%	62%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Excluding interest expense, the following ratio would have been:

Gross expenses to average net assets(4)	1.68%	1.49%	1.42%	1.65%	2.04%
Net expenses to average net assets(4)	1.40%	1.40%	1.40%	1.41%	1.40%
Net investment income to average net assets(4,5)	1.37%	0.70%	0.59%	0.03%	0.64%

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016(1)

Net asset value, beginning of period	$10.24	$10.42	$10.60	$9.85	$10.00
Activity from investment operations:
Net investment income(2)	0.04	0.09	0.08	0.09	0.31
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.04	(0.19)	0.06	0.81	(0.46)
Total from investment operations	0.08	(0.10)	0.14	0.90	(0.15)
Less distributions from:
Net investment income	(0.12)	(0.08)	(0.08)	(0.08)	—
Net realized gains	(0.37)	—	(0.24)	(0.07)	—
Total distributions	(0.49)	(0.08)	(0.32)	(0.15)	—
Net asset value, end of period	$9.83	$10.24	$10.42	$10.60	$9.85
Total return(3)	0.65%	(0.91)%	1.13%	9.25%	(1.50	)% (4)
Net assets, at end of period (000s)	$2,150	$2,454	$2,838	$3,270	$2,098
Ratio of gross expenses to average net assets(5,8)	2.12%	2.01%	1.96%	2.14%	5.29	% (6)
Ratio of net expenses to average net assets(5,8)	1.85%	1.85%	1.86%	1.76%	1.78	% (6)
Ratio of net investment income to average net assets(5,7,8)	0.40%	0.91%	0.73%	0.94%	6.09	% (6)
Portfolio Turnover Rate	15%	10%	4%	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets(5)	1.92%	1.81%	1.75%	2.01%	5.16	% (6)
Net expenses to average net assets(5)	1.65%	1.65%	1.65%	1.63%	1.65	% (6)
Net investment income to average net assets(5,7)	0.60%	1.11%	0.94%	1.06%	6.22	% (6)

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016(1)

Net asset value, beginning of period	$10.12	$10.31	$10.54	$9.82	$10.00
Activity from investment operations:
Net investment income (loss)(2)	(0.04)	0.02	0.09	0.10	0.23
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.04	(0.20)	(0.03)	0.72	(0.41)
Total from investment operations	—	(0.18)	0.06	0.82	(0.18)
Less distributions from:
Net investment income	(0.02)	(0.01)	(0.05)	(0.03)	—
Net realized gains	(0.37)	—	(0.24)	(0.07)	—
Total distributions	(0.39)	(0.01)	(0.29)	(0.10)	—
Net asset value, end of period	$9.73	$10.12	$10.31	$10.54	$9.82
Total return(3)	(0.07)%	(1.69)%	0.38%	8.46%	(1.80	)% (4)
Net assets, at end of period (000s)	$949	$1,403	$1,617	$570	$172
Ratio of gross expenses to average net assets(5,8)	2.87%	2.76%	2.71%	2.89%	6.04	% (6)
Ratio of net expenses to average net assets(5,8)	2.60%	2.60%	2.61%	2.51%	2.53	% (6)
Ratio of net investment income (loss) to average net assets(5,7,8)	(0.43)%	0.19%	0.87%	0.94%	4.62	% (6)
Portfolio Turnover Rate	15%	10%	4%	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets(5)	2.67%	2.56%	2.50%	2.76%	5.91	% (6)
Net expenses to average net assets(5)	2.40%	2.40%	2.40%	2.38%	2.40	% (6)
Net investment income (loss) to average net assets(5,7)	(0.23)%	0.39%	1.08%	1.07%	4.75	% (6)

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016(1)

Net asset value, beginning of period	$10.25	$10.45	$10.62	$9.86	$10.00
Activity from investment operations:
Net investment income(2)	0.07	0.12	0.16	0.21	0.22
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.04	(0.20)	0.01	0.72	(0.36)
Total from investment operations	0.11	(0.08)	0.17	0.93	(0.14)
Less distributions from:
Net investment income	(0.14)	(0.12)	(0.10)	(0.10)	—
Net realized gains	(0.37)	—	(0.24)	(0.07)	—
Total distributions	(0.51)	(0.12)	(0.34)	(0.17)	—
Net asset value, end of period	$9.85	$10.25	$10.45	$10.62	$9.86
Total return(3)	0.97%	(0.71)%	1.44%	9.52%	(1.40	)% (4)
Net assets, at end of period (000s)	$30,829	$37,596	$42,374	$27,887	$4,538
Ratio of gross expenses to average net assets(5,8)	1.87%	1.76%	1.71%	1.89%	5.04	% (6)
Ratio of net expenses to average net assets(5,8)	1.60%	1.60%	1.61%	1.51%	1.53	% (6)
Ratio of net investment income to average net assets(5,7,8)	0.66%	1.18%	1.44%	2.02%	4.51	% (6)
Portfolio Turnover Rate	15%	10%	4%	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets(5)	1.67%	1.56%	1.50%	1.76%	4.91	% (6)
Net expenses to average net assets(5)	1.40%	1.40%	1.40%	1.38%	1.40	% (6)
Net investment income to average net assets(5,7)	0.86%	1.38%	1.65%	2.15%	4.64	% (6)

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016(1)

Net asset value, beginning of period	$11.92	$12.39	$11.55	$10.28	$10.00
Activity from investment operations:
Net investment loss(2)	(0.05)	(0.04)	(0.09)	(0.10)	(0.06)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.20)	(0.43)	0.93	1.40	0.34
Total from investment operations	(0.25)	(0.47)	0.84	1.30	0.28
Less distributions from:
Return of capital	—	—	—	(0.03)	—
Total distributions	—	—	—	(0.03)	—
Net asset value, end of period	$11.67	$11.92	$12.39	$11.55	$10.28
Total return(3)	(2.10)%	(3.79)%	7.27%	12.70%	2.80	% (4)
Net assets, at end of period (000s)	$2,364	$2,206	$1,448	$646	$26
Ratio of gross expenses to average net assets(5,8)	1.99%	1.88%	1.93%	2.16%	4.86	% (6)
Ratio of net expenses to average net assets(5,8)	1.73%	1.77%	1.80%	1.76%	1.76	% (6)
Ratio of net investment loss to average net assets(5,7,8)	(0.44)%	(0.34)%	(0.80)%	(0.89)%	(1.25	)% (6)
Portfolio Turnover Rate	22%	17%	1%	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets(5)	1.91%	1.76%	1.78%	2.05%	5.46	% (6)
Net expenses to average net assets(5)	1.65%	1.65%	1.65%	1.65%	1.65	% (6)
Net investment loss to average net assets(5,7)	(0.36)%	(0.22)%	(0.65)%	(0.78)%	(1.14	)% (6)

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016(1)

Net asset value, beginning of period	$11.62	$12.17	$11.44	$10.25	$10.00
Activity from investment operations:
Net investment loss(2)	(0.14)	(0.12)	(0.17)	(0.17)	(0.10)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.19)	(0.43)	0.90	1.39	0.35
Total from investment operations	(0.33)	(0.55)	0.73	1.22	0.25
Less distributions from:
Return of capital	—	—	—	(0.03)	—
Total distributions	—	—	—	(0.03)	—
Net asset value, end of period	$11.29	$11.62	$12.17	$11.44	$10.25
Total return(3)	(2.84)%	(4.52)%	6.38%	11.94%	2.50	% (4)
Net assets, at end of period (000s)	$1,720	$1,744	$1,785	$1,314	$234
Ratio of gross expenses to average net assets(5,8)	2.74%	2.63%	2.68%	2.91%	5.61	% (6)
Ratio of net expenses to average net assets(5,8)	2.48%	2.52%	2.55%	2.51%	2.51	% (6)
Ratio of net investment loss to average net assets(5,7,8)	(1.22)%	(1.05)%	(1.41)%	(1.50)%	(2.04	)% (6)
Portfolio Turnover Rate	22%	17%	1%	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets(5)	2.66%	2.51%	2.53%	2.80%	6.21	% (6)
Net expenses to average net assets(5)	2.40%	2.40%	2.40%	2.40%	2.40	% (6)
Net investment loss to average net assets(5,7)	(1.14)%	(0.93)%	(1.26)%	(1.38)%	(1.93	)% (6)

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016(1)

Net asset value, beginning of period	$12.01	$12.45	$11.58	$10.28	$10.00
Activity from investment operations:
Net investment loss(2)	(0.03)	(0.01)	(0.05)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.20)	(0.43)	0.92	1.39	0.34
Total from investment operations	(0.23)	(0.44)	0.87	1.34	0.28
Less distributions from:
Net investment income	—	—	—	(0.01)	—
Return of capital	—	—	—	(0.03)	—
Total distributions	—	—	—	(0.04)	—
Net asset value, end of period	$11.78	$12.01	$12.45	$11.58	$10.28
Total return(3)	(1.92)%	(3.53)%	7.51%	13.08%	2.80	% (4)
Net assets, at end of period (000s)	$32,244	$37,534	$45,038	$26,651	$6,412
Ratio of gross expenses to average net assets(5,8)	1.74%	1.63%	1.68%	1.91%	4.61	% (6)
Ratio of net expenses to average net assets(5,8)	1.48%	1.52%	1.55%	1.51%	1.51	% (6)
Ratio of net investment loss to average net assets(5,7,8)	(0.23)%	(0.06)%	(0.45)%	(0.47)%	(1.05	)% (6)
Portfolio Turnover Rate	22%	17%	1%	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets(5)	1.66%	1.51%	1.53%	1.80%	5.21	% (6)
Net expenses to average net assets(5)	1.40%	1.40%	1.40%	1.40%	1.40	% (6)
Net investment income (loss) to average net assets(5,7)	(0.15)%	0.06%	(0.30)%	(0.37)%	(0.94	)% (6)

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the
	Year Ended	Period Ended
	June 30, 2020	June 30, 2019(1)

Net asset value, beginning of period	$11.38	$10.00
Activity from investment operations:
Net investment income(2)	0.09	0.00	(3)
Net realized and unrealized gain on investments, options purchased and options written	0.58	1.38
Total from investment operations	0.67	1.38
Less distributions from:
Net investment income	(0.07)	—
Net realized gains	(0.12)	—
Total distributions	(0.19)	—
Net asset value, end of period	$11.86	$11.38
Total return(4)	5.85%	13.80	% (5)
Net assets, at end of period (000s)	$5,252	$11
Ratio of gross expenses to average net assets(6)	2.33%	10.73	% (7)
Ratio of net expenses to average net assets(6)	1.65%	1.65	% (7)
Ratio of net investment income to average net assets(6,8)	0.74%	0.00	% (7)
Portfolio Turnover Rate	11%	0	% (5)

(1)	The Swan Defined Risk Growth Fund Class A commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the		For the
	Year Ended		Period Ended
	June 30, 2020		June 30, 2019(1)

Net asset value, beginning of period	$11.38		$10.00
Activity from investment operations:
Net investment income (loss)(2)	(0.03	) (3)	0.00	(4)
Net realized and unrealized gain on investments, options purchased and options written	0.68		1.38
Total from investment operations	0.65		1.38
Less distributions from:
Net investment income	(0.07)		—
Net realized gains	(0.12)		—
Total distributions	(0.19)		—
Net asset value, end of period	$11.84		$11.38
Total return(3)	5.73%		13.80	% (4)
Net assets, at end of period (000s)	$71		$11
Ratio of gross expenses to average net assets(5)	3.08%		11.48	% (6)
Ratio of net expenses to average net assets(5)	2.40%		2.40	% (6)
Ratio of net investment income (loss) to average net assets(5,7)	(0.22	)% (3)	0.00	% (6)
Portfolio Turnover Rate	11%		0	% (4)

(1)	The Swan Defined Risk Growth Fund Class C commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	The amount of net investment loss on investment per share for the period ended June 30, 2020 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Amount is less than $0.01

(5)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the
	Year Ended	Period Ended
	June 30, 2020	June 30, 2019(1)

Net asset value, beginning of period	$11.38	$10.00
Activity from investment operations:
Net investment income(2)	0.10	0.05
Net realized and unrealized gain on investments, options purchased and options written	0.59	1.33
Total from investment operations	0.69	1.38
Less distributions from:
Net investment income	(0.07)	—
Net realized gains	(0.12)	—
Total distributions	(0.19)	—
Net asset value, end of period	$11.88	$11.38
Total return(3)	6.09%	13.80	% (4)
Net assets, at end of period (000s)	$63,250	$3,610
Ratio of gross expenses to average net assets(5)	2.08%	10.48	% (6)
Ratio of net expenses to average net assets(5)	1.40%	1.40	% (6)
Ratio of net investment income to average net assets(5,7)	0.87%	0.88	% (6)
Portfolio Turnover Rate	11%	0	% (4)

(1)	The Swan Defined Risk Growth Fund Class I commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Rev. February 2014

PRIVACY NOTICE

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■	Social Security number	■	Purchase History
	■	Assets	■	Account Balances
	■	Retirement Assets	■	Account Transactions
	■	Transaction History	■	Wire Transfer Instructions
	■	Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Financial Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular financial intermediary, shareholders will have to purchase fund shares directly from the funds or through another intermediary to receive these waivers or discounts.

Morgan Stanley Wealth Management Purchases

Effective July 1, 2018, shareholders purchasing the Funds’ shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from those disclosed elsewhere in this Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Morgan Stanley Wealth Management
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
Shares purchased through a Morgan Stanley self-directed brokerage account
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Funds’ Prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

●	Shares purchased in an investment advisory program.

●	Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family).

●	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

●	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

●	A shareholder in the Funds’ Class C shares will have their shares converted at NAV to Class A shares of the Funds if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

A-1

CDSC Waivers on Classes A and C shares available at Raymond James

●	Death or disability of the shareholder.

●	Shares sold as part of a systematic withdrawal plan as described in the Funds’ Prospectus.

●	Return of excess contributions from an IRA Account.

●	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Funds’ Prospectus.

●	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

●	Shares acquired through a right of reinstatement

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation and/or letters of intent

●	Breakpoints as described in this Prospectus.

●	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

●	Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

A-2

Swan Defined Risk Fund

Swan Defined Risk Emerging Markets Fund

Swan Defined Risk Foreign Fund

Swan Defined Risk U.S. Small Cap Fund

Swan Defined Risk Growth Fund

Adviser Sub-Adviser	Swan Capital Management, LLC 1099 Main Avenue, Unit 206 Durango, CO 81301 Swan Global Management, LLC 20 Ridgetop Humacao, PR 00791	Distributor	Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022
Independent Registered Public Accounting Firm	Deloitte & Touche LLP 695 Town Center Drive, Suite 1000 Costa Mesa, CA 92636	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Custodian	MUFG Union Bank, NA 350 California Street, Suite 2 San Francisco, CA 94104	Transfer Agent	Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022

Additional information about the Funds is included in the Funds’ Statement of Additional Information dated October 27, 2020 (the “SAI”). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Funds’ policies and management. Additional information about each Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Funds, please call 1-877-896-2590 or visit swandefinedriskfunds.com. You may also write to:

Swan Defined Risk Fund

Swan Defined Risk Emerging Markets Fund

Swan Defined Risk Foreign Fund

Swan Defined Risk U.S. Small Cap Fund

Swan Defined Risk Growth Fund

c/o Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100

Elkhorn, Nebraska 68022

Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-22655